UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004
                                                    -----------------------

                                 ABN AMRO FUNDS
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 884-2100
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                     Date of reporting period: JULY 31, 2006
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

ABN AMRO Funds
-----------------
RIVER ROAD DYNAMIC EQUITY INCOME FUND                              JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 88.95%

               BASIC MATERIALS - 3.96%
       5,525   Compass Minerals International     $     147,572
       1,575   Nucor                                     83,743
       4,850   RPM International                         90,889
                                                  -------------
                                                        322,204
                                                  -------------
               COMMUNICATIONS - 3.47%
       7,325   Citizens Communications                   93,980
       2,750   Verizon Communications                    93,005
       7,555   Windstream                                94,664
                                                  -------------
                                                        281,649
                                                  -------------
               CONSUMER CYCLICALS - 5.69%
          80   Bandag                                     2,758
       6,650   Centerplate IDS                           94,563
       2,875   Dow Jones                                100,740
       6,125   Signet Group, SP ADR                     115,763
       1,600   VF                                       108,512
       2,475   World Wrestling Entertainment             40,392
                                                  -------------
                                                        462,728
                                                  -------------
               CONSUMER NON-CYCLICALS - 9.17%
       2,150   Anheuser-Busch                           103,522
       5,650   Cendant                                   84,807
       9,100   Coinmach Service                         153,608
       1,300   CPI                                       41,730
       2,550   Diageo, SP ADR                           179,316
       5,550   Industrias Bachoco, SP ADR                99,900
       2,550   Kraft Foods, Class A                      82,620
                                                  -------------
                                                        745,503
                                                  -------------
               ENERGY - 14.62%
       2,500   Buckeye Partners (a)                     108,125
       1,775   Chevron Texaco                           116,759
       1,375   Enerplus Resources Fund                   79,117
       2,225   Eni, SP ADR                              136,571
       2,950   Magellan Midstream Partners (a)          104,725
         900   Marathon Oil                              81,576
       2,205   Penn West Energy Trust                    88,707
       1,575   PetroChina, ADR                          180,180
       3,025   Sunoco Logistics Partners (a)            130,196
       3,925   TC Pipelines (a)                         128,308
         675   Valero (a)                                34,601
                                                  -------------
                                                      1,188,865
                                                  -------------
               FINANCE - 24.66%
       2,500   Allied Irish Banks, SP ADR               120,100
       2,095   Allstate                                 119,038
       2,600   American Capital Strategies               91,000
       5,160   Astoria Financial                        153,510
       3,375   Bank of America                          173,914
       3,475   Barclays, SP ADR                         164,402
       2,375   Cincinnati Financial                     112,005
       3,000   Citigroup                                144,930
       2,000   Erie Indemnity, Class A                   99,100
       3,425   First Horizon National                   143,507
       3,865   Gallagher (Arthur J.)                    105,012
      10,925   Medallion Financial                      133,722
       4,475   Municipal Mortgage & Equity              122,168

                                                      MARKET
    SHARES                                            VALUE
 ----------                                          --------
               FINANCE (CONTINUED)
       2,700   National City                      $      97,200
       2,800   NGP Capital Resources                     37,856
       2,400   U.S. Bancorp                              76,800
         235   Unitrin                                    9,400
       1,400   Wells Fargo                              101,276
                                                  -------------
                                                      2,004,940
                                                  -------------
               HEALTH CARE - 1.25%
       1,625   Johnson & Johnson                        101,643
                                                  -------------
               INDUSTRIAL - 8.50%
       4,000   General Electric                         130,760
       2,100   Lancaster Colony                          80,472
       3,600   Macquarie Infrastructure                  92,340
       2,700   Sonoco Products                           87,831
      19,775   Synagro Technologies                      78,507
       1,400   3M                                        98,560
       3,550   Waste Management                         122,049
                                                  -------------
                                                        690,519
                                                  -------------
               REAL ESTATE INVESTMENT TRUSTS - 13.18%
       5,473   CapitalSource                            129,108
       3,900   Equity One                                85,293
       3,925   First Industrial Realty Trust            158,099
       3,150   Getty Realty                              90,027
       1,700   Health Care REIT                          61,523
       1,900   Hospitality Properties Trust              82,783
       5,775   Host Marriott                            122,545
       2,225   LaSalle Hotel Properties                  91,915
       3,475   National Retail Properties                72,419
       4,500   Realty Income                            102,960
       1,450   Sovran Self Storage                       74,922
                                                  -------------
                                                      1,071,594
                                                  -------------
               TECHNOLOGY - 2.17%
       5,900   Nam Tai Electronics                      100,949
       1,170   Park Electrochemical                      28,817
       4,300   United Online                             46,913
                                                  -------------
                                                        176,679
                                                  -------------
               UTILITIES - 2.28%
       2,050   Duke Energy                               62,156
         925   Progress Energy                           40,284
       2,450   Southern                                  82,761
                                                  -------------
                                                        185,201
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $6,840,228)                     7,231,525
                                                  -------------

CLOSED-END FUNDS - 2.85%
               FINANCE - 2.85%
       4,000   Calamos Strategic Total Return
               Fund                                      56,800
       5,575   First Trust/Four Corners Senior
               Floating Rate Income Fund II              99,681
       4,000   PIMCO Floating Rate Strategy Fund         75,480
                                                  -------------

               TOTAL CLOSED-END FUNDS
                (Cost $227,560)                         231,961
                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 1

ABN AMRO Funds
-----------------
RIVER ROAD DYNAMIC EQUITY INCOME FUND                              JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                                            VALUE
 ----------                                          --------

FOREIGN COMMON STOCKS - 1.99%

               CANADA - 1.99%
       1,900   Penn West Energy Trust             $      76,306
       2,600   Canadian Oil Sands Trust                  85,510
                                                  -------------

               TOTAL FOREIGN COMMON STOCKS
                (Cost $100,501)                         161,816
                                                  -------------

PREFERRED STOCK - 0.88%
               FINANCE - 0.88%
          90   Alleghany **                              24,964
       1,700   Wachovia, Series A                        46,257
                                                  -------------

               TOTAL PREFERRED STOCK
                (Cost $72,746)                           71,221
                                                  -------------

INVESTMENT COMPANIES - 6.52%
     106,559   BlackRock Liquidity Funds TempCash
               Portfolio                                106,559
     423,150   BlackRock Liquidity Funds TempFund
               Portfolio                                423,150
                                                  -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $529,709)                         529,709
                                                  -------------

TOTAL INVESTMENTS - 101.19%
  (Cost $7,770,744)**                                 8,226,232
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (1.19)%              (96,576)
                                                  -------------
NET ASSETS - 100.00%                              $   8,129,656
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $     580,878
         Gross unrealized depreciation                 (125,390)
                                                  -------------
         Net unrealized appreciation              $     455,488
                                                  =============


   (a)      Limited Partnership
   ADR      American Depositary Receipt
   IDS      Income Deposit Security
  REIT      Real Estate Investment Trust
SP ADR      Sponsored American Depositary Receipt



SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 2

ABN AMRO FUNDS
------------------
GROWTH FUND                                                        JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 98.41%
               ADVERTISING - 1.97%
     200,417   Omnicom Group                      $  17,738,909
                                                  -------------
               BIOTECHNOLOGY - 6.90%
     478,675   Amgen *                               33,382,794
     468,400   Gilead Sciences *                     28,797,232
                                                  -------------
                                                     62,180,026
                                                  -------------
               CAPITAL GOODS - 8.67%
     612,558   Dover                                 28,875,984
     629,454   Illinois Tool Works                   28,784,932
     329,100   Rockwell Automation                   20,397,618
                                                  -------------
                                                     78,058,534
                                                  -------------
               CHEMICALS - 2.83%
     464,830   Praxair                               25,491,277
                                                  -------------
               COMMERCIAL SERVICES - 4.28%
     627,779   Cintas                                22,160,599
     379,407   Ecolab                                16,341,059
                                                  -------------
                                                     38,501,658
                                                  -------------
               CONSUMER CYCLICALS - 6.25%
     257,972   Harley-Davidson                       14,704,404
     191,100   Harman International Industries       15,326,220
     342,181   Johnson Controls                      26,265,814
                                                  -------------
                                                     56,296,438
                                                  -------------
               ELECTRICAL - 2.23%
     614,738   General Electric                      20,095,785
                                                  -------------
               FINANCE - 13.84%
     479,300   CIT Group                             22,004,663
     727,687   Fifth Third Bancorp                   27,753,982
     568,926   SLM                                   28,616,978
     431,434   State Street                          25,911,926
     379,700   Wachovia                              20,363,311
                                                  -------------
                                                    124,650,860
                                                  -------------
               FOOD AND BEVERAGES - 2.03%
     662,326   Sysco                                 18,280,198
                                                  -------------
               HEALTH CARE SERVICES - 3.65%
     426,475   Express Scripts *                     32,851,369
                                                  -------------
               INSURANCE - 4.61%
     504,899   AFLAC                                 22,286,242
     317,492   American International Group          19,262,239
                                                  -------------
                                                     41,548,481
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 5.59%
     571,313   Medtronic                             28,862,733
     582,300   St. Jude Medical *                    21,486,870
                                                  -------------
                                                     50,349,603
                                                  -------------
               PHARMACEUTICALS - 1.48%
     513,314   Pfizer                                13,341,031
                                                  -------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               RETAIL - 12.01%
     799,534   Dollar General                     $  10,729,746
     463,368   Kohl's *                              26,240,530
     623,690   Starbucks *                           21,367,619
     908,913   TJX                                   22,150,210
     592,663   Walgreen                              27,724,775
                                                  -------------
                                                    108,212,880
                                                  -------------
               TECHNOLOGY - 15.70%
     830,460   Dell *                                18,004,373
     687,175   Electronic Arts *                     32,372,814
     546,300   Linear Technology                     17,672,805
     960,826   Microsoft                             23,088,649
   1,202,799   Texas Instruments                     35,819,354
     713,750   Xilinx                                14,481,988
                                                  -------------
                                                    141,439,983
                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT - 3.26%
     833,757   QUALCOMM                              29,398,272
                                                  -------------
               TRANSPORTATION - 3.11%
   1,555,248   Southwest Airlines                    27,978,911
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $836,396,688)                 886,414,215
                                                  -------------

INVESTMENT COMPANY - 1.64%
  14,759,383   BlackRock Liquidity Funds TempCash
               Portfolio                             14,759,383
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $14,759,383)                   14,759,383
                                                  -------------

TOTAL INVESTMENTS - 100.05%
  (Cost $851,156,071)**                             901,173,598
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.05)%             (486,347)
                                                  -------------
NET ASSETS - 100.00%                              $ 900,687,251
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $ 107,911,772
         Gross unrealized depreciation              (57,894,245)
                                                  -------------
         Net unrealized appreciation              $  50,017,527
                                                  =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

| 3

ABN AMRO FUNDS
-----------------
MONTAG & CALDWELL GROWTH FUND                                      JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 95.83%
               ADVERTISING - 1.49%
     353,900   Omnicom Group                      $  31,323,689
                                                  -------------
               BIOTECHNOLOGY - 4.71%
     485,600   Amgen *                               33,865,744
     801,700   Genentech *                           64,793,394
                                                  -------------
                                                     98,659,138
                                                  -------------
               CAPITAL GOODS - 4.77%
     530,500   Caterpillar                           37,596,535
     887,300   3M                                    62,465,920
                                                  -------------
                                                    100,062,455
                                                  -------------
               COMMERCIAL SERVICES - 2.86%
   1,752,200   Paychex                               59,890,196
                                                  -------------
               COMMUNICATIONS - 4.34%
     190,400   Google, Class A *                     73,608,640
     308,700   McGraw-Hill Companies                 17,379,810
                                                  -------------
                                                     90,988,450
                                                  -------------
               CONSUMER STAPLES - 10.36%
   1,173,100   Colgate-Palmolive                     69,588,292
   1,336,300   Estee Lauder, Class A                 49,870,716
   1,740,077   Procter & Gamble                      97,792,327
                                                  -------------
                                                    217,251,335
                                                  -------------
               ELECTRICAL - 3.76%
   2,413,100   General Electric                      78,884,239
                                                  -------------
               FINANCE - 4.66%
   1,290,700   American Express                      67,193,842
     419,700   Merrill Lynch                         30,562,554
                                                  -------------
                                                     97,756,396
                                                  -------------
               FOOD AND BEVERAGES - 5.14%
   1,699,500   PepsiCo                              107,714,310
                                                  -------------
               INSURANCE - 2.48%
     857,900   American International Group          52,048,793
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 5.86%
   1,030,000   Medtronic                             52,035,600
   1,556,400   Stryker                               70,831,764
                                                  -------------
                                                    122,867,364
                                                  -------------
               OIL AND GAS EXTRACTION - 18.25%
     758,200   Baker Hughes                          60,618,090
     469,200   ConocoPhillips                        32,205,888
   2,842,300   Halliburton                           94,819,128
     830,500   Occidental Petroleum                  89,486,375
   1,579,800   Schlumberger                         105,609,630
                                                  -------------
                                                    382,739,111
                                                  -------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               PHARMACEUTICALS - 6.47%
   1,223,600   Caremark Rx                        $  64,606,080
   1,253,000   Eli Lilly                             71,132,810
                                                  -------------
                                                    135,738,890
                                                  -------------
               RESTAURANTS - 2.10%
   1,242,300   McDonald's                            43,964,997
                                                  -------------
               RETAIL - 8.24%
     885,100   Costco Wholesale                      46,697,876
     667,000   Kohl's *                              37,772,210
   1,253,600   Starbucks *                           42,948,336
     969,200   Walgreen                              45,339,176
                                                  -------------
                                                    172,757,598
                                                  -------------
               TECHNOLOGY - 8.05%
     703,400   Apple Computer *                      47,803,064
   1,932,600   Hewlett-Packard                       61,669,266
     904,800   Research In Motion *                  59,382,024
                                                  -------------
                                                    168,854,354
                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT - 2.29%
   1,361,700   QUALCOMM                              48,013,542
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $1,811,530,991)             2,009,514,857
                                                  -------------

INVESTMENT COMPANY - 5.00%
 104,757,556   BlackRock Liquidity Funds TempCash
               Portfolio                            104,757,556
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $104,757,556)                 104,757,556
                                                  -------------

TOTAL INVESTMENTS - 100.83%
  (Cost $1,916,288,547)**                         2,114,272,413
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.83)%          (17,385,636)
                                                  -------------
NET ASSETS - 100.00%                             $2,096,886,777
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $ 250,936,831
         Gross unrealized depreciation              (52,952,965)
                                                  -------------
         Net unrealized appreciation              $ 197,983,866
                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 4

ABN AMRO Funds
-----------------
TAMRO LARGE CAP VALUE FUND                                         JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 99.26%
               BASIC MATERIALS - 2.45%
      13,027   Alcoa                              $     390,159
                                                  -------------
               BIOTECHNOLOGY - 1.46%
       9,160   MedImmune *                              232,481
                                                  -------------
               CAPITAL GOODS - 2.37%
       8,360   Raytheon                                 376,785
                                                  -------------
               CHEMICALS - 4.15%
       8,150   Dow Chemical                             281,827
       9,541   duPont (E. I.) de Nemours                378,396
                                                  -------------
                                                        660,223
                                                  --------------
               COMMERCIAL SERVICES - 1.57%
       7,090   Cintas                                   250,277
                                                  -------------
               COMMUNICATIONS - 6.71%
      14,625   Comcast, Class A *                       502,807
      10,379   Vodafone Group, SP ADR                   225,022
         440   Washington Post, Class B                 339,240
                                                  -------------
                                                      1,067,069
                                                  -------------
               CONSUMER CYCLICALS - 3.57%
      10,150   eBay *                                   244,310
       7,019   SONY, SP ADR                             322,804
                                                  -------------
                                                        567,114
                                                  -------------
               CONSUMER STAPLES - 1.83%
       4,960   Avery Dennison                           290,805
                                                  -------------
               FINANCE - 20.00%
         188   Berkshire Hathaway, Class B *            572,836
       3,840   Capital One Financial                    297,024
       6,965   Citigroup                                336,479
       6,140   Freddie Mac                              355,260
       2,520   Goldman Sachs Group                      384,930
       8,312   JPMorgan Chase                           379,194
       1,670   Legg Mason                               139,395
       7,701   Washington Mutual                        344,235
       5,130   Wells Fargo                              371,104
                                                  -------------
                                                      3,180,457
                                                  -------------
               FOOD AND BEVERAGES - 11.81%
       7,430   Anheuser-Busch                           357,754
       7,766   Coca-Cola                                345,587
      10,390   Koninklijke Ahold, SP ADR *               92,783
      19,320   Kroger                                   443,008
       5,090   PepsiCo                                  322,604
      18,670   Sara Lee                                 315,523
                                                  -------------
                                                      1,877,259
                                                  -------------
               HEALTH CARE SERVICES - 0.94%
       2,000   WellPoint *                              149,000
                                                  -------------
               INSURANCE - 3.57%
       2,720   American International Group             165,022
       5,120   Prudential Financial                     402,637
                                                  -------------
                                                        567,659
                                                  -------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               MEDICAL PRODUCTS AND SUPPLIES - 2.48%
       6,310   Johnson & Johnson                  $     394,690
                                                  -------------
               OIL AND GAS EXTRACTION - 12.83%
       7,280   Anadarko Petroleum                       332,987
       3,861   BP, SP ADR                               280,000
       4,904   Chevron Texaco                           322,585
       5,129   Exxon Mobil                              347,439
       4,344   Schlumberger                             290,396
       2,220   Transocean *                             171,451
       6,280   XTO Energy                               295,097
                                                  -------------
                                                      2,039,955
                                                  -------------
               PHARMACEUTICALS - 2.00%
      12,220   Pfizer                                   317,598
                                                  -------------
               RESTAURANTS - 2.04%
       9,149   McDonald's                               323,783
                                                  -------------
               RETAIL - 4.23%
       9,490   Home Depot                               329,398
       7,700   Wal-Mart Stores                          342,650
                                                  -------------
                                                        672,048
                                                  -------------
               TECHNOLOGY - 8.37%
      16,980   Applied Materials                        267,265
      19,830   Cisco Systems *                          353,966
       8,270   Dell *                                   179,294
      22,040   Microsoft                                529,621
                                                  -------------
                                                      1,330,146
                                                  -------------
               TRANSPORTATION - 4.38%
      21,800   Southwest Airlines                       392,182
       4,410   United Parcel Service, Class B           303,893
                                                  -------------
                                                        696,075
                                                  -------------
               UTILITIES - 2.50%
      20,050   AES *                                    398,193
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $13,689,276)                   15,781,776
                                                  -------------

INVESTMENT COMPANY - 0.55%
      86,363   BlackRock Liquidity Funds TempCash
               Portfolio                                 86,363
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $86,363)                           86,363
                                                  -------------

TOTAL INVESTMENTS - 99.81%
  (Cost $13,775,639)**                               15,868,139
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.19%                 30,998
                                                  -------------
NET ASSETS - 100.00%                              $  15,899,137
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $   2,605,709
         Gross unrealized depreciation                 (513,209)
                                                  -------------
         Net unrealized appreciation              $   2,092,500
                                                  =============

SP ADR    Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 5

ABN AMRO FUNDS
--------------------
VALUE FUND                                                         JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 98.52%
               BASIC MATERIALS - 6.14%
      37,710   Air Products & Chemicals           $   2,410,800
      21,300   Bowater                                  431,964
      61,560   Dow Chemical                           2,128,745
      32,380   duPont (E. I.) de Nemours              1,284,191
      54,260   International Paper                    1,862,746
      39,680   Nalco Holding *                          668,608
      65,170   PPG Industries                         4,010,562
      35,640   Praxair                                1,954,497
      27,980   Sherwin-Williams                       1,415,788
      58,410   Smurfit-Stone Container *                591,109
     120,360   Syngenta, ADR                          3,460,350
                                                  -------------
                                                     20,219,360
                                                  -------------
               CAPITAL GOODS - 12.76%
      26,450   Cooper Industries                      2,278,932
      88,480   Deere                                  6,420,994
      26,910   Grainger (W.W.)                        1,670,842
      14,780   Illinois Tool Works                      675,889
     136,580   Lockheed Martin                       10,882,694
     227,670   Masco                                  6,085,619
     115,410   Northrop Grumman                       7,638,988
      27,350   Tyco International                       713,562
      91,270   United Technologies                    5,676,081
                                                  -------------
                                                     42,043,601
                                                  -------------
               COMMUNICATIONS - 4.18%
      33,717   Embarq *                               1,525,694
     347,710   Sprint    Nextel                       6,884,658
      57,710   Verizon Communications                 1,951,752
     158,013   Vodafone Group, SP ADR                 3,425,717
                                                  -------------
                                                     13,787,821
                                                  -------------
               CONSUMER CYCLICALS - 1.79%
      41,830   Disney, Walt                           1,241,933
      58,180   Hasbro                                 1,087,966
      13,650   Johnson Controls                       1,047,774
      71,910   Viacom, Class B *                      2,506,063
                                                  -------------
                                                      5,883,736
                                                  -------------
               CONSUMER STAPLES - 4.05%
     158,380   Altria Group                          12,665,649
      15,300   Archer-Daniels-Midland                   673,200
                                                  -------------
                                                     13,338,849
                                                  -------------
               FINANCE - 21.60%
      57,250   American Express                       2,980,435
     296,434   Bank of America                       15,275,244
      95,340   Bank of New York                       3,204,377
     236,100   Citigroup                             11,405,991
     110,500   Fannie Mae                             5,294,055
      21,100   Franklin Resources                     1,929,595
      25,350   Freddie Mac                            1,466,751
      67,020   Goldman Sachs Group                   10,237,305
      34,890   Lehman Brothers Holdings               2,266,105
     109,810   Mellon Financial                       3,843,350
      26,180   Merrill Lynch                          1,906,428


                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               FINANCE (CONTINUED)
      91,700   SunTrust Banks                     $   7,232,379
      75,570   UBS                                    4,111,008
                                                  -------------
                                                     71,153,023
                                                  -------------
               FOOD AND BEVERAGES - 3.92%
      48,200   Diageo, SP ADR                         3,389,424
      91,080   Kellogg                                4,387,323
      23,690   Nestle, SP ADR                         1,939,536
      26,070   PepsiCo                                1,652,317
      91,700   Sara Lee                               1,549,730
                                                  -------------
                                                     12,918,330
                                                  -------------
               HEALTH CARE SERVICES - 0.59%
      26,350   WellPoint *                            1,963,075
                                                  -------------
               INSURANCE - 8.91%
     185,830   Allstate                              10,558,861
      42,260   Chubb                                  2,130,749
      14,730   CIGNA                                  1,344,112
      88,250   Genworth Financial, Class A            3,026,975
      37,770   Hartford Financial Services Group      3,204,407
     174,520   MetLife                                9,075,040
                                                  -------------
                                                     29,340,144
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.20%
      15,580   Baxter International                     654,360
                                                  -------------
               OIL AND GAS EXTRACTION - 12.53%
      37,180   Apache                                 2,620,075
      50,820   BP, SP ADR                             3,685,466
      40,176   Chevron Texaco                         2,642,755
     101,040   ConocoPhillips                         6,935,386
      40,330   Devon Energy                           2,606,931
      32,770   EOG Resources                          2,429,896
     123,360   Exxon Mobil                            8,356,406
      65,190   Hess                                   3,448,551
       8,900   Noble                                    638,575
     115,800   Total, SP ADR                          7,901,034
                                                  -------------
                                                     41,265,075
                                                  -------------
               PHARMACEUTICALS - 6.97%
      40,680   Abbott Laboratories                    1,943,284
      46,550   Eli Lilly                              2,642,643
     145,190   Johnson & Johnson                      9,081,635
     124,960   Merck                                  5,032,139
      88,030   Wyeth                                  4,266,814
                                                  -------------
                                                     22,966,515
                                                  -------------
               RETAIL - 2.71%
      38,040   Federated Department Stores            1,335,584
     175,190   Gap                                    3,039,547
      32,820   Home Depot                             1,139,182
      43,240   NIKE, Class B                          3,415,960
                                                  -------------
                                                      8,930,273
                                                  -------------
               TECHNOLOGY - 3.95%
     127,760   Accenture, Class A                     3,738,258
      33,510   Analog Devices                         1,083,378
      76,010   Cisco Systems *                        1,356,778
      63,120   Dell *                                 1,368,442

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 6

ABN AMRO FUNDS
--------------------
VALUE FUND                                                         JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               TECHNOLOGY (CONTINUED)
     108,940   Intel                              $   1,960,920
     178,010   Oracle *                               2,664,810
      48,190   Symantec *                               837,060
                                                  -------------
                                                     13,009,646
                                                  -------------
               TRANSPORTATION - 2.06%
      56,230   Burlington Northern Santa Fe           3,874,809
       5,600   Con-way                                  277,088
      44,440   Norfolk Southern                       1,929,585
      10,100   United Parcel Service, Class B           695,991
                                                  -------------
                                                      6,777,473
                                                  -------------
               UTILITIES - 6.16%
     101,980   Dominion Resources                     8,003,390
      17,240   Entergy                                1,329,204
      19,880   Exelon                                 1,151,052
     106,420   FPL Group                              4,590,959
      39,140   PPL                                    1,331,543
      27,250   Pulbic Service Enterprise Group        1,837,468
      31,810   TXU                                    2,043,156
                                                  -------------
                                                     20,286,772
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $265,106,499)                 324,538,053
                                                  -------------

INVESTMENT COMPANY - 0.80%
   2,653,725   BlackRock Liquidity Funds TempCash
               Portfolio                              2,653,725
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $2,653,725)                     2,653,725
                                                  -------------

TOTAL INVESTMENTS - 99.32%
  (Cost $267,760,224)**                             327,191,778
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.68%              2,228,904
                                                  -------------
NET ASSETS - 100.00%                              $ 329,420,682
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $  68,415,438
         Gross unrealized depreciation               (8,983,884)
                                                  -------------
         Net unrealized appreciation              $  59,431,554
                                                  =============


ADR       American Depositary Receipt
SP ADR    Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 7

ABN AMRO Funds
--------------
VEREDUS SELECT GROWTH FUND                                        JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
  ---------                                                        ---------

COMMON STOCKS - 91.95%

               AEROSPACE/DEFENSE - 3.75%
      19,200   Precision Castparts                              $   1,145,280
                                                                -------------
               BIOTECHNOLOGY - 3.48%
      17,300   Gilead Sciences *                                    1,063,604
                                                                -------------
               BUILDING - 0.00%
           1   D.R. Horton                                                 21
                                                                -------------
               COMMERCIAL SERVICES - 2.52%
      26,300   Accenture, Class A                                     769,538
                                                                -------------
               COMPUTER SOFTWARE - 1.90%
      35,900   Cadence Design Systems *                               581,221
                                                                -------------
               CONSUMER CYCLICALS - 3.49%
      27,600   International Game Technology                        1,067,016
                                                                -------------
               ELECTRONICS - 3.41%
      22,700   SONY, SP ADR                                         1,043,973
                                                                -------------
               FINANCE - 11.22%
      19,600   Bank of America                                      1,009,988
      46,050   CB Richard Ellis Group *                             1,083,557
       2,900   Chicago Mercantile Exchange                          1,337,480
                                                                -------------
                                                                    3,431,025
                                                                -------------
               INDUSTRIAL - 2.27%
       8,600   Harsco                                                 693,246
                                                                -------------
               INDUSTRIAL - CONSTRUCTION & ENGINEERING - 5.19%
      10,600   Fluor                                                  930,998
       7,900   Jacobs Engineering Group *                             655,621
                                                                -------------

                                                                    1,586,619
                                                                -------------
               INFORMATION TECHNOLGY SERVICES - 7.78%
      27,400   CheckFree *                                          1,219,300
       3,000   Google, Class A *                                    1,159,800
                                                                -------------
                                                                    2,379,100
                                                                -------------
               INSURANCE - 7.19%
      25,400   Allstate                                             1,443,228
      15,000   Chubb                                                  756,300
                                                                -------------
                                                                    2,199,528
                                                                -------------
               MEDICAL PRODUCTS AND SUPPLIES - 7.62%
      11,300   Intuitive Surgical *                                 1,075,760
      27,000   ResMed *                                             1,253,070
                                                                -------------
                                                                    2,328,830
                                                                -------------
               PHARMACEUTICALS - 6.43%
      20,000   Medco Health Solutions *                             1,186,600
      16,100   Shire, ADR                                             781,011
                                                                -------------
                                                                    1,967,611
                                                                -------------
               RETAIL - 8.34%
      27,400   Best Buy                                             1,242,316

                                                                     MARKET
    SHARES                                                           VALUE
  ---------                                                        ---------
               RETAIL (CONTINUED)
      53,400   Circuit City Stores                              $   1,308,300
                                                                -------------
                                                                    2,550,616
                                                                -------------
               SEMICONDUCTORS - 4.33%
      33,600   Applied Materials                                      528,864
      27,900   Freescale Semiconductor *                              795,708
                                                                -------------
                                                                    1,324,572
                                                                -------------
               TELECOMMUNICATIONS EQUIPMENT - 4.15%
      36,800   Cisco Systems *                                        656,880
      30,900   Nokia, SP ADR                                          613,365
                                                                -------------
                                                                    1,270,245
                                                                -------------
               TRANSPORTATION - 4.85%
      27,100   Southwest Airlines                                     487,529
      21,800   US Airways Group *                                     996,042
                                                                -------------
                                                                    1,483,571
                                                                -------------
               WASTE MANAGEMENT - 4.03%
      35,800   Waste Management                                     1,230,804
                                                                -------------
               TOTAL COMMON STOCKS
                (Cost $28,271,499)                                 28,116,420
                                                                -------------
INVESTMENT COMPANIES - 10.48%
   1,601,711   BlackRock Liquidity Funds TempCash
               Portfolio                                            1,601,711
   1,601,711   BlackRock Liquidity Funds TempFund
               Portfolio                                            1,601,711
                                                                -------------
               TOTAL INVESTMENT COMPANIES
                (Cost $3,203,422)                                   3,203,422
                                                                -------------
TOTAL INVESTMENTS - 102.43%
  (Cost $31,474,921)**                                             31,319,842
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - (2.43)%                           (742,457)
                                                                -------------
NET ASSETS - 100.00%                                            $  30,577,385
                                                                =============
 ___________________________________

*    Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                              $     709,959
     Gross unrealized depreciation                                   (865,038)
                                                                -------------
     Net unrealized depreciation                                $    (155,079)
                                                                =============

ADR  American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 8

ABN AMRO Funds
------------------
MID CAP FUND                                                       JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 100.06%
               ADVERTISING - 1.40%
   1,068,000   Interpublic Group *                $   8,746,920
                                                  -------------
               AGRICULTURE - 2.17%
     249,000   Bunge                                 13,590,420
                                                  -------------
               APPLICATIONS SOFTWARE - 3.98%
     408,500   Cognos *                              12,765,625
     886,330   Mentor Graphics *                     12,213,627
                                                  -------------
                                                     24,979,252
                                                  -------------
               ASSET MANAGEMENT - 1.67%
     423,000   Eaton Vance                           10,473,480
                                                  -------------
               AUTOMOTIVE PARTS & EQUIPMENT - 4.43%
     311,400   BorgWarner                            18,684,000
     123,500   Magna International, Class A           9,076,015
                                                  -------------
                                                     27,760,015
                                                  -------------
               BROADCASTING & CABLE - 1.55%
     484,500   Hearst-Argyle Television               9,690,000
                                                  -------------
               CHEMICALS - SPECIALTY/DIVERSIFIED - 5.42%
     268,900   FMC                                   16,588,441
     470,200   International Flavors & Fragrances    17,397,400
                                                  -------------
                                                     33,985,841
                                                  -------------
               COMMUNICATIONS EQUIPMENT - 5.41%
   2,051,970   Andrew *                              17,339,147
     364,200   Harris                                16,589,310
                                                  -------------
                                                     33,928,457
                                                  -------------
               COMPUTER HARDWARE - 2.72%
     422,930   Diebold                               17,086,372
                                                  -------------
               COMPUTER STORAGE/PERIPHERAL - 3.45%
     400,700   Lexmark International Group, Class
               A *                                   21,657,835
                                                  -------------
               ELECTRICAL/ELECTRONIC EQUIPMENT & MANUFACTURING
               SERVICES/OFFICE ELECTRONICS - 12.61%
     807,695   American Power Conversion             13,633,892
     319,770   Molex                                 10,143,104
     177,200   Molex, Class A                         4,789,716
   1,806,936   Symbol Technologies                   19,966,643
     517,400   Tektronix                             14,109,498
     525,300   Zebra Technologies *                  16,468,155
                                                  -------------
                                                     79,111,008
                                                  -------------
               ENGINEERING/CONSTRUCTION - 3.07%
     794,700   Chicago Bridge & Iron                 19,279,422
                                                  -------------
               ENTERTAINMENT AND LEISURE - 2.76%
     959,400   Mattel                                17,307,576
                                                  -------------
               HEALTH CARE EQUIPMENT - 8.13%
     187,800   Beckman Coulter                       10,751,550
     651,200   Biomet                                21,450,528
     425,200   Edwards Lifesciences *                18,810,848
                                                  -------------
                                                     51,012,926
                                                  -------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               INFORMATION TECHNOLOGY CONSULTING & SERVICES -
               4.02%
   4,925,800   Unisys *                           $  25,220,096
                                                  -------------
               INSURANCE - 2.16%
     287,090   Cincinnati Financial                  13,539,164
                                                  -------------
               LIFE SCIENCE TOOLS - 3.23%
     344,600   Charles River Laboratories *          12,233,300
     444,400   PerkinElmer                            8,012,532
                                                  -------------
                                                     20,245,832
                                                  -------------
               OIL & GAS - EQUIPMENT & SERVICES - 5.28%
     326,273   FMC Technologies *                    20,561,725
     218,700   Veritas DGC *                         12,524,949
                                                  -------------
                                                     33,086,674
                                                  -------------
               OIL & GAS - EXPLORATION/PRODUCTION - 2.24%
     404,800   Denbury Resources *                   14,034,416
                                                  -------------
               PHARMACEUTICALS - 2.72%
     264,100   King Pharmaceuticals *                 4,494,982
     258,940   Shire, ADR                            12,561,179
                                                  -------------
                                                     17,056,161
                                                  -------------
               PRINTING AND PUBLISHING - 17.57%
     600,400   Belo, Class A                          9,678,448
     196,700   Gannett                               10,252,004
   1,068,700   New York Times, Class A               23,693,079
   1,511,300   Pearson, SP ADR                       20,553,680
   2,410,400   Reader's Digest Association, Class
               A                                     32,926,064
     456,264   Scholastic *                          13,117,590
                                                  -------------
                                                    110,220,865
                                                  -------------
               TRUCKING - 4.07%
     302,900   Con-way                               14,987,492
     586,600   Werner Enterprises                    10,558,800
                                                  -------------
                                                     25,546,292
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $584,897,968)                 627,559,024
                                                  -------------

TOTAL INVESTMENTS - 100.06%
  (Cost $584,897,968)**                             627,559,024
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.06)%             (364,322)
                                                  -------------
NET ASSETS - 100.00%                              $ 627,194,702
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $  98,897,265
         Gross unrealized depreciation              (56,236,209)
                                                  -------------
         Net unrealized appreciation              $  42,661,056
                                                  =============

ADR       American Depositary Receipt
SP ADR    Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 9

ABN AMRO FUNDS
------------------
MID CAP GROWTH FUND                                                JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 100.55%
               AEROSPACE/DEFENSE - 2.04%
         820   ARGON ST *                         $      20,328
                                                  -------------
               BIOTECHNOLOGY - 3.14%
       1,235   MedImmune *                               31,344
                                                  -------------
               CAPITAL GOODS - 11.75%
         560   Albany International, Class A             20,121
         680   Donaldson                                 22,365
         450   Dover                                     21,213
         350   Rockwell Automation                       21,693
         475   Stericycle *                              31,910
                                                  -------------
                                                        117,302
                                                  -------------
               COMMERCIAL SERVICES - 7.67%
         735   Cintas                                    25,946
         760   Ecolab                                    32,733
         330   Ritchie Bros. Auctioneers                 17,820
                                                  -------------
                                                         76,499
                                                  -------------
               CONSUMER CYCLICAL - 3.17%
         395   Harman International Industries           31,679
                                                  -------------
               CONSUMER DISCRETIONARY - 2.93%
       1,010   Jarden *                                  29,280
                                                  -------------
               FINANCE - 18.19%
         680   CIT Group                                 31,219
         845   East West Bancorp                         34,096
         820   Investors Financial Services              36,752
         495   Nelnet, Class A *                         15,182
         360   Nuveen Investments, Class A               17,096
         875   optionsXpress Holdings                    22,907
         900   South Financial Group                     24,318
                                                  -------------
                                                        181,570
                                                  -------------
               FOOD AND BEVERAGES - 1.74%
         575   United Natural Foods *                    17,331
                                                  -------------
               HEALTHCARE SERVICES - 4.74%
         475   Express Scripts *                         36,589
         200   Healthways *                              10,744
                                                  -------------
                                                         47,333
                                                  -------------
               INSURANCE - 3.18%
         832   Delphi Financial Group, Class A           31,691
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.75%
         620   Edwards Lifesciences *                    27,429
                                                  -------------
               PHARMACEUTICALS - 2.66%
         855   Endo Pharmaceutical Holdings *            26,565
                                                  -------------
               RESTAURANTS - 5.15%
         815   California Pizza Kitchen *                21,524
       1,305   Cheesecake Factory *                      29,819
                                                  -------------
                                                         51,343
                                                  -------------


                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               RETAIL - 9.73%
         530   Carter's *                         $      11,559
       1,215   Chico's FAS *                             27,520
       1,690   Dollar General                            22,680
         480   Tractor Supply *                          21,955
         920   Urban Outfitters *                        13,423
                                                  -------------
                                                         97,137
                                                  -------------
               TECHNOLOGY - 19.65%
       3,195   Activision *                              38,180
         820   aQuantive *                               16,810
       1,285   Cognos *                                  40,156
         640   Linear Technology                         20,704
       1,100   THQ *                                     24,959
       1,190   VeriSign *                                21,337
       1,675   Xilinx                                    33,986
                                                  -------------
                                                        196,132
                                                  -------------
               TRANSPORTATION - 2.06%
         880   UTI Worldwide                             20,504
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $1,107,683)                     1,003,467
                                                  -------------

INVESTMENT COMPANY - 1.64%
      16,393   BlackRock Liquidity Funds TempCash
               Portfolio                                 16,393
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $16,393)                           16,393
                                                  -------------

TOTAL INVESTMENTS - 102.19%
  (Cost $1,124,076)**                                 1,019,860
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (2.19)%              (21,897)
                                                  -------------
NET ASSETS - 100.00%                              $     997,963
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $      37,192
         Gross unrealized depreciation                 (141,408)
                                                  -------------
         Net unrealized depreciation              $    (104,216)
                                                  =============


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 10

ABN AMRO Funds
-----------------
RIVER ROAD SMALL CAP VALUE FUND                                    JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
   --------                                                         --------

COMMON STOCKS - 88.83%

               BASIC MATERIALS - 0.34%
       7,140   Stepan                                           $     214,200
                                                                -------------
               COMMUNICATIONS - 3.65%
      14,365   Atlantic Tele-Network                                  266,902
      46,110   IDT *                                                  603,580
      20,470   Meredith                                               966,798
      13,620   United Online                                          148,594
       6,952   Value Line                                             281,626
                                                                -------------
                                                                    2,267,500
                                                                -------------
               CONSUMER CYCLICALS - 22.59%
      37,530   Audiovox, Class A *                                    470,251
         240   Bandag                                                   8,275
      30,130   Barnes & Noble                                       1,009,958
      33,960   Callaway Golf                                          429,594
      12,940   Canterbury Park Holding *                              173,396
      53,250   Casey's General Stores                               1,205,047
      36,380   CBRL Group                                           1,188,535
      21,620   Centerplate IDS                                        307,436
      22,730   Frisch's Restaurants                                   530,745
      54,170   Ingram Micro, Class A *                                955,017
       9,380   International Speedway, Class A                        424,445
     107,460   Interstate Hotels & Resorts *                        1,068,152
      12,710   Isle of Capri Casinos *                                300,337
      25,390   Jack in the Box *                                    1,001,382
      40,360   Lazare Kaplan International *                          368,083
      37,820   NuCo2 *                                                920,539
      15,580   Owens & Minor                                          470,672
      14,320   Perry Ellis International *                            370,315
      37,020   Regis                                                1,246,834
      36,800   Speedway Motorsports                                 1,329,216
       3,530   Strattec Security *                                    141,377
       1,640   Vulcan International                                    99,220
                                                                -------------
                                                                   14,018,826
                                                                -------------
               CONSUMER NON-CYCLICALS - 22.84%
      23,440   Adesa                                                  478,410
      46,440   American Dairy *                                       594,432
      11,426   Arden Group, Class A                                 1,134,488
      52,500   BB Holdings *                                          157,500
      24,400   Coca-Cola Bottling                                   1,496,452
      35,480   Coinmach Service IDS                                   598,902
      61,670   Coinmach Service, Class A                              614,233
      13,535   CPI                                                    434,474
      24,140   Emergency Medical Services, Class A *(a)               287,749
      12,290   Exponent *                                             193,690
      14,100   Geo Group  *                                           581,202
      32,430   Hines Horticulture *                                    82,697
      81,020   Industrias Bachoco, SP ADR                           1,458,360
      23,280   J & J Snack Foods                                      700,495
     164,100   Mac-Gray *                                           1,842,843
      27,160   National Healthcare                                  1,254,520
      54,550   Omega Protein *                                        320,754
      22,210   Ruddick                                                543,701
      14,353   Village Super Market, Class A                          943,710
      68,100   Zapata *                                               453,546
                                                                -------------
                                                                   14,172,158
                                                                -------------

                                                                      MARKET
    SHARES                                                            VALUE
   --------                                                         --------

               ENERGY - 2.80%
      43,890   Chaparral Resources *                            $     249,734
      48,580   Evolution Petroleum *                                  133,595
      15,120   Houston Exploration *                                  965,563
      11,870   TC Pipelines (a)                                       388,029
                                                                -------------
                                                                    1,736,921
                                                                -------------
               FINANCE - 20.67%
       2,830   Alleghany *                                            782,410
      44,760   Astoria Financial                                    1,331,610
      24,920   BankAtlantic Bancorp, Class A                          345,890
      76,547   BFC Financial, Class A *                               466,937
      18,800   Boston Private Financial Holdings                      472,444
      50,830   California Coastal Communities *                     1,569,630
      23,870   Cass Information Systems                             1,193,739
       7,150   Erie Indemnity, Class A                                354,282
       7,910   Gyrodyne Company of America *                          380,352
      16,065   Hilb Rogal and Hobbs                                   650,632
      24,170   International Bancshares                               700,205
      73,370   Medallion Financial                                    898,049
      23,500   Midland                                                881,250
       6,290   NYMAGIC                                                197,380
      43,020   Oppenheimer Holdings, Class A                        1,255,754
       9,460   Prospect Energy                                        153,347
      25,245   Republic Bancorp, Class A                              524,844
       1,640   Unitrin                                                 65,600
       1,530   Wesco Financial                                        604,350
                                                                -------------
                                                                   12,828,705
                                                                -------------
               INDUSTRIAL - 11.74%
      22,090   AptarGroup                                           1,137,635
      54,290   CHC Helicopter, Class A                              1,200,352
      73,070   Darling International *                                335,391
      50,470   Laidlaw International                                1,337,455
      17,455   Lawson Products                                        637,282
       9,430   Nam Tai Electronics                                    161,347
     318,460   Synagro Technologies                                 1,264,286
      30,610   Waste Industries USA                                   678,624
      75,690   WCA Waste *                                            534,372
                                                                -------------
                                                                    7,286,744
                                                                -------------
               TECHNOLOGY - 0.83%
      12,600   Imation                                                513,072
                                                                -------------
               UTILITIES - 3.37%
      40,330   PICO Holdings *                                      1,328,470
      28,920   SJW                                                    760,885
                                                                -------------
                                                                    2,089,355
                                                                -------------
               TOTAL COMMON STOCKS
                (Cost $54,312,906)                                 55,127,481
                                                                -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   11

ABN AMRO FUNDS
--------------
RIVER ROAD SMALL CAP VALUE FUND                                    JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
   --------                                                         --------

INVESTMENT COMPANIES - 10.35%

   3,210,389   BlackRock Liquidity Funds TempCash
               Portfolio                                        $   3,210,389
   3,210,389   BlackRock Liquidity Funds TempFund
               Portfolio                                            3,210,389
                                                                -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $6,420,778)                                   6,420,778
                                                                -------------

TOTAL INVESTMENTS - 99.18%
  (Cost $60,733,684)**                                             61,548,259
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 0.82%                              511,585
                                                                -------------
NET ASSETS - 100.00%                                            $  62,059,844
                                                                =============
 ___________________________________

*    Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                              $   2,198,539
     Gross unrealized depreciation                                 (1,383,964)
                                                                -------------
     Net unrealized appreciation                                $     814,575
                                                                =============

(a)  Limited Partnership

IDS  Income Deposit Security
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   12

ABN AMRO Funds
------------------
TAMRO SMALL CAP FUND                                               JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 91.89%
               BASIC MATERIALS - 5.09%
     142,870   Bowater                            $   2,897,404
     123,895   Cabot Microelectronics *               3,689,593
     126,180   Headwaters *                           2,919,805
                                                  -------------
                                                      9,506,802
                                                  -------------
               CAPITAL GOODS - 14.35%
     143,500   Baldor Electric                        4,247,600
     187,445   General Cable *                        6,691,786
     118,900   Manitowoc                              4,668,014
     269,650   Steelcase, Class A                     3,961,158
      42,150   Teleflex                               2,406,344
     171,910   Trex *                                 4,847,862
                                                  -------------
                                                     26,822,764
                                                  -------------
               COMMERCIAL SERVICES - 1.36%
      76,950   Watson Wyatt & Co. Holdings            2,536,272
                                                  -------------
               CONSUMER CYCLICALS - 5.92%
     143,530   La-Z-Boy                               1,830,007
     186,127   NetFlix *                              3,850,968
      56,040   Vail Resorts *                         1,937,303
     141,380   Yankee Candle                          3,436,948
                                                  -------------
                                                     11,055,226
                                                  -------------
               FINANCE - 12.63%
     161,850   FelCor Lodging Trust, REIT             3,560,700
     122,680   First Marblehead                       5,618,744
     167,860   Innkeepers USA Trust, REIT             2,831,798
     247,340   Knight Capital Group *                 4,091,004
      39,285   Post Properties, REIT                  1,886,073
     102,185   Raymond James Financial                2,969,496
      71,575   Washington REIT                        2,654,001
                                                  -------------
                                                     23,611,816
                                                  -------------
               FOOD AND BEVERAGES - 6.74%
     227,840   Hain Celestial Group *                 4,921,344
     128,255   Performance Food Group *               3,574,467
     465,785   SunOpta *                              4,094,250
                                                  -------------
                                                     12,590,061
                                                  -------------
               INSURANCE - 1.53%
     341,920   KMG America *                          2,855,032
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 1.61%
      65,780   Analogic                               3,008,777
                                                  -------------
               OIL AND GAS EXTRACTION - 8.01%
     133,748   Helmerich & Payne                      3,702,145
      57,930   Tidewater                              2,763,840
     102,470   Whiting Petroleum *                    4,785,349
     217,830   Willbros Group *                       3,724,893
                                                  -------------
                                                     14,976,227
                                                  -------------
               PHARMACEUTICALS - 6.60%
     199,750   NBTY *                                 5,898,617
     244,475   Perrigo                                3,872,484

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               PHARMACEUTICALS (CONTINUED)
      66,720   Pharmaceutical Product Development $   2,567,386
                                                  -------------
                                                     12,338,487
                                                  -------------
               RESTAURANTS - 4.10%
     148,390   Bob Evans Farms                        4,086,661
     135,210   California Pizza Kitchen *             3,570,896
                                                  -------------
                                                      7,657,557
                                                  -------------
               RETAIL - 3.34%
     265,700   Fred's                                 3,185,743
     283,825   Sharper Image *                        3,062,472
                                                  -------------
                                                      6,248,215
                                                  -------------
               TECHNOLOGY - 14.71%
     191,220   Emulex *                               2,847,266
     133,040   Internet Security Systems *            2,992,070
     111,505   M-Systems Flash Disk Pioneers *        4,014,180
     114,812   ManTech International, Class A *       3,236,550
     428,300   Packeteer *                            3,918,945
     180,070   Power Integrations *                   2,863,113
     480,600   TIBCO Software *                       3,825,576
     218,620   Viisage Technology *                   3,786,498
                                                  -------------
                                                     27,484,198
                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT - 3.47%
     356,740   Andrew *                               3,014,453
     156,115   Polycom *                              3,465,753
                                                  -------------
                                                      6,480,206
                                                  -------------
               TRANSPORTATION - 2.43%
     425,560   JetBlue Airways *                      4,549,236
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $143,865,485)                 171,720,876
                                                  -------------

INVESTMENT COMPANIES - 8.14%
   9,358,960   BlackRock Liquidity Funds TempCash
               Portfolio                              9,358,960
   5,854,283   BlackRock Liquidity Funds TempFund
               Portfolio                              5,854,283
                                                  -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $15,213,243)                   15,213,243
                                                  -------------

TOTAL INVESTMENTS - 100.03%
  (Cost $159,078,728)**                             186,934,119
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.03)%              (62,428)
                                                  -------------
NET ASSETS - 100.00%                              $ 186,871,691
                                                  =============
 -----------------------------------
   *     Non-income producing security.
  ** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $  36,100,884
         Gross unrealized depreciation               (8,245,493)
                                                  -------------
         Net unrealized appreciation              $  27,855,391
                                                  =============

REIT     Real Estate Investment Trust


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 13

ABN AMRO Funds
------------------
VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 99.32%
               AEROSPACE/DEFENSE - 3.73%
     754,175   BE Aerospace *                     $  18,665,831
      92,650   HEICO                                  2,858,253
                                                  -------------
                                                     21,524,084
                                                  -------------
               COMMERCIAL SERVICES - 3.00%
      10,175   Corrections Corporation of America*      555,555
     327,750   Mobile Mini *                         10,035,705
     371,450   Pike Electric *                        6,689,814
                                                  -------------
                                                     17,281,074
                                                  -------------
               COMPUTER SOFTWARE - 7.43%
     228,925   ANSYS *                               10,505,368
     835,500   aQuantive *                           17,127,750
     108,750   Aspen Technology *                     1,314,787
     508,750   Radiant Systems *                      5,580,988
     162,100   SPSS *                                 4,381,563
     246,725   Witness Systems *                      3,930,329
                                                  -------------
                                                     42,840,785
                                                  -------------
               COMPUTERS - 2.45%
     284,100   M-Systems Flash Disk Pioneers *       10,227,600
     183,750   Rackable Systems *                     3,917,550
                                                  -------------
                                                     14,145,150
                                                  -------------
               CONSUMER CYCLICALS - 0.26%
      45,625   Steven Madden *                        1,526,612
                                                  -------------
               CONSUMER STAPLES - 2.13%
     298,100   Longs Drug Stores                     12,257,872
                                                  -------------
               ELECTRONICS - 1.44%
     358,300   Xyratex *                              8,326,892
                                                  -------------
               FINANCE - 2.37%
     350,450   Lazard, Class A                       13,685,073
                                                  -------------
               HEALTH CARE SERVICES - 1.32%
     465,500   Omnicell *                             7,587,650
                                                  -------------
               HEALTH CARE SUPPLIES - 2.42%
     488,175   LifeCell *                            13,947,160
                                                  -------------
               INDUSTRIAL - 12.59%
     252,175   American Railcar Industries            6,972,639
     181,925   American Science and Engineering *     9,225,417
     110,400   Astec Industries *                     2,340,480
     236,875   General Cable *                        8,456,437
     108,925   Greenbrier Cos.                        3,025,937
     216,000   H&E Equipment Services *               5,719,680
     198,000   Lamson & Sessions *                    5,549,940
     168,100   Steelcase, Class A                     2,469,389
     246,700   Trinity Industries                     8,244,714
     520,100   URS *                                 20,595,960
                                                  -------------
                                                     72,600,593
                                                  -------------
               INDUSTRIAL - CONSTRUCTION & ENGINEERING - 11.02%
      36,875   EMCor Group *                          1,899,800
     262,250   Granite Construction                  11,405,252
     512,600   Infrasource Services *                 9,524,108
     133,825   Manitowoc                              5,253,970
     306,250   Perini *                               6,927,375
     647,550   Quanta Services *                     10,334,898

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               INDUSTRIAL - CONSTRUCTION & ENGINEERING
               (CONTINUED)
     313,175   Shaw Group *                       $   6,479,591
     217,550   Washington Group International *      11,747,700
                                                  -------------
                                                     63,572,694
                                                  -------------
               INFORMATION TECHNOLGY SERVICES - 0.94%
     264,600   TALX                                   5,437,530
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 8.67%
     237,650   AngioDynamics *                        5,465,950
     318,925   Hologic *                             14,322,922
     132,925   Intuitive Surgical *                  12,654,460
     276,500   Kyphon *                               9,417,590
     222,275   Neurometrix *                          7,295,065
     114,200   Restore Medical *                        827,950
                                                  -------------
                                                     49,983,937
                                                  -------------
               OIL AND GAS EXTRACTION - 0.43%
     213,150   PetroQuest Energy *                    2,491,724
                                                  -------------
               PHARMACEUTICALS - 3.07%
     395,800   Adams Respiratory Therapeutics *      17,700,176
                                                  -------------
               REAL ESTATE SERVICE - 1.69%
     282,700   Trammell Crow *                        9,741,842
                                                  -------------
               RESTAURANTS - 3.22%
     169,375   Chipotle Mexican Grill, Class A *      8,892,187
     717,375   Cosi *                                 3,608,396
     343,450   Ruth's Chris Steak House *             6,096,238
                                                  -------------
                                                     18,596,821
                                                  -------------
               RETAIL - 9.89%
     141,400   AnnTaylor Stores *                     5,805,884
     830,225   Charming Shoppes *                     8,559,620
     582,945   Coldwater Creek *                     11,618,094
     298,425   Genesco *                              8,078,365
     197,950   Under Armour, Class A *                7,947,692
   1,953,900   Wet Seal, Class A *                    9,046,557
     200,950   Zumiez *                               6,014,433
                                                  -------------
                                                     57,070,645
                                                  -------------
               SEMICONDUCTORS - 10.30%
     617,000   Advanced Energy Industries *           7,983,980
   1,166,125   Amkor Technology *                     7,206,652
     560,150   ASE Test *                             4,413,982
     141,300   Cymer *                                5,527,656
     138,375   DSP Group *                            3,315,465
     129,275   Intevac *                              2,723,824
     336,975   Netlogic Microsystems *                8,255,888
   1,100,325   Trident Microsystems *                18,947,597
      63,375   Zoran *                                1,017,169
                                                  -------------
                                                     59,392,213
                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT - 5.74%
     981,525   ECI Telecom *                          6,576,217
         330   ECtel *                                    1,416
     400,525   Itron *                               18,640,434
     601,450   MasTec *                               7,860,952
                                                  -------------
                                                     33,079,019
                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENT.

| 14

ABN AMRO Funds
------------------
VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               TRANSPORTATION - 5.21%
   1,745,818   AirTran Holdings *                 $  21,892,558
     148,375   American Commercial Lines *            8,153,206
                                                  -------------
                                                     30,045,764
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $597,121,427)                 572,835,310
                                                  -------------

INVESTMENT COMPANY - 3.74%
  21,586,727   BlackRock Liquidity Funds TempCash
               Portfolio                             21,586,727
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $21,586,727)                   21,586,727
                                                  -------------

TOTAL INVESTMENTS - 103.06%
  (Cost $618,708,154)**                             594,422,037
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (3.06)%          (17,660,153)
                                                  -------------
NET ASSETS - 100.00%                              $ 576,761,884
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $  38,853,302
         Gross unrealized depreciation              (63,139,419)
                                                  -------------
         Net unrealized depreciation              $ (24,286,117)
                                                  =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENT.

| 15

ABN AMRO FUNDS
-------------------
REAL ESTATE FUND                                                   JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 93.96%
               DIVERSIFIED - 2.64%
      27,700   Vornado Realty Trust               $   2,896,035
                                                  -------------
               HEALTH CARE - 3.05%
      63,950   Ventas                                 2,284,933
      71,300   Windrose Medical Properties Trust      1,058,805
                                                  -------------
                                                      3,343,738
                                                  -------------
               HOTELS - 6.32%
      56,700   Orient Express Hotels                  2,066,715
      44,600   Starwood Hotels & Resorts
               Worldwide                              2,345,068
      89,300   Sunstone Hotel Investors               2,532,548
                                                  -------------
                                                      6,944,331
                                                  -------------
               INDUSTRIAL - 11.74%
      91,485   AMB Property                           4,796,559
     146,200   ProLogis Trust                         8,092,170
                                                  -------------
                                                     12,888,729
                                                  -------------
               OFFICE PROPERTIES - 24.27%
     146,400   BioMed Realty Trust                    4,364,184
      79,400   Boston Properties                      7,797,080
     119,800   Brandywine Realty Trust                3,790,472
      67,150   Brookfield Properties                  2,239,452
      65,000   Corporate Office Properties Trust      2,925,000
      48,500   SL Green Realty                        5,543,550
                                                  -------------
                                                     26,659,738
                                                  -------------
               RESIDENTIAL - 23.05%
      98,750   Archstone-Smith Trust                  5,181,413
      49,924   AvalonBay Communities                  5,837,114
      46,300   Camden Property Trust                  3,539,635
      62,200   Equity Residential Properties
               Trust                                  2,892,922
      23,900   Essex Property Trust                   2,798,451
     182,000   United Dominion Realty Trust           5,068,700
                                                  -------------
                                                     25,318,235
                                                  -------------
               RETAIL - 21.09%
      67,400   Cedar Shopping Centers                 1,021,784
      75,400   Developers Diversified Realty          3,979,612
      97,700   General Growth Properties              4,459,028
     118,700   Kimco Realty                           4,657,788
     105,800   Simon Property Group                   9,049,074
                                                  -------------
                                                     23,167,286
                                                  -------------
               STORAGE - 1.80%
     123,900   Extra Space Storage                    1,973,727
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $80,042,020)                  103,191,819
                                                  -------------


                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

FOREIGN COMMON STOCKS - 5.38%
               CANADA - 5.38%
     158,200   Boardwalk Real Estate Investment
               Trust                              $   3,816,259
      93,000   Summit Real Estate Investment
               Trust                                  2,093,055
                                                  -------------

               TOTAL FOREIGN COMMON STOCKS
                (Cost $4,057,495)                     5,909,314
                                                  -------------

INVESTMENT COMPANY - 1.21%
   1,331,438   BlackRock Liquitity Funds TempCash
               Portfolio                              1,331,438
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $1,331,438)                     1,331,438
                                                  -------------

TOTAL INVESTMENTS - 100.55%
  (Cost $85,430,953)*                               110,432,571
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.55)%             (605,975)
                                                  -------------
NET ASSETS - 100.00%                              $ 109,826,596
                                                  =============
 -----------------------------------
* At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $  25,001,618
         Gross unrealized depreciation                       --
                                                  -------------
         Net unrealized appreciation              $  25,001,618
                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 16

ABN AMRO Funds
------------------
VEREDUS SCITECH FUND                                               JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 99.28%
               AEROSPACE/DEFENSE - 3.71%
       2,200   Precision Castparts                $     131,230
                                                  -------------
               BIOTECHNOLOGY - 2.96%
       1,700   Gilead Sciences *                        104,516
                                                  -------------
               COMMERCIAL SERVICES - 3.39%
       4,100   Accenture, Class A                       119,966
                                                  -------------
               COMPUTER SOFTWARE - 13.54%
       2,100   ANSYS *                                   96,369
       6,800   aQuantive *                              139,400
         675   Aspen Technology *                         8,161
       6,100   Cadence Design Systems *                  98,759
       5,100   Radiant Systems *                         55,947
       1,675   SPSS *                                    45,275
       2,175   Witness Systems *                         34,648
                                                  -------------
                                                        478,559
                                                  -------------
               COMPUTERS - 2.94%
       2,225   M-Systems Flash Disk Pioneers *           80,100
       1,125   Rackable Systems *                        23,985
                                                  -------------
                                                        104,085
                                                  -------------
               CONSUMER CYCLICALS - 3.17%
       2,900   International Game Technology            112,114
                                                  -------------
               ELECTRONICS - 1.43%
       2,175   Xyratex *                                 50,547
                                                  -------------
               HEALTH CARE SERVICES - 1.76%
       3,825   Omnicell *                                62,347
                                                  -------------
               HEALTH CARE SUPPLIES - 3.68%
       4,550   LifeCell *                               129,994
                                                  -------------
               INDUSTRIAL - 2.26%
       1,575   American Science and Engineering *        79,868
                                                  -------------
               INFORMATION TECHNOLOGY SERVICES - 8.54%
       3,300   CheckFree *                              146,850
         275   Google, Class A *                        106,315
       2,375   TALX                                      48,806
                                                  -------------
                                                        301,971
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 16.20%
       1,800   AngioDynamics *                           41,400
       2,475   Hologic *                                111,152
       1,275   Intuitive Surgical *                     121,380
       2,700   Kyphon *                                  91,962
       2,050   Neurometrix *                             67,281
       2,900   ResMed *                                 134,589
         700   Restore Medical *                          5,075
                                                  -------------
                                                        572,839
                                                  -------------
               PHARMACEUTICALS - 5.98%
       3,100   Adams Respiratory Therapeutics *         138,632
       1,500   Shire, ADR                                72,765
                                                  -------------
                                                        211,397
                                                  -------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               SEMICONDUCTORS - 19.41%
       5,450   Advanced Energy Industries *       $      70,523
       8,775   Amkor Technology *                        54,229
       4,800   Applied Materials                         75,552
       5,525   ASE Test *                                43,537
         850   Cymer *                                   33,252
       1,275   DSP Group *                               30,549
       4,000   Freescale Semiconductor *                114,080
         950   Intevac *                                 20,016
       3,950   Netlogic Microsystems *                   96,775
       8,225   Trident Microsystems *                   141,635
         375   Zoran *                                    6,019
                                                  -------------
                                                        686,167
                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT - 10.31%
       4,900   Cisco Systems *                           87,465
      10,000   ECI Telecom *                             67,000
       2,975   Itron *                                  138,457
       3,600   Nokia, SP ADR                             71,460
                                                  -------------
                                                        364,382
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $3,762,729)                     3,509,982
                                                  -------------

INVESTMENT COMPANY - 0.20%
       7,150   BlackRock Liquidity Funds TempCash
               Portfolio                                  7,150
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $7,150)                             7,150
                                                  -------------

TOTAL INVESTMENTS - 99.48%
  (Cost $3,769,879)**                                 3,517,132
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.52%                 18,219
                                                  -------------
NET ASSETS - 100.00%                              $   3,535,351
                                                  =============
 -----------------------------------
*         Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $     137,566
         Gross unrealized depreciation                 (390,313)
                                                  -------------
         Net unrealized depreciation              $    (252,747)
                                                  =============

ADR       American Depositary Receipt

SP ADR    Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 17

ABN AMRO Funds
-----------------
BALANCED FUND                                                      JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------

COMMON STOCKS - 63.42%
               ADVERTISING - 1.28%
       9,450   Omnicom Group                      $     836,419
                                                  -------------
               BIOTECHNOLOGY - 4.46%
      22,400   Amgen *                                1,562,176
      21,850   Gilead Sciences *                      1,343,338
                                                  -------------
                                                      2,905,514
                                                  -------------
               CAPITAL GOODS - 5.58%
      28,450   Dover                                  1,341,133
      29,400   Illinois Tool Works                    1,344,462
      15,350   Rockwell Automation                      951,393
                                                  -------------
                                                      3,636,988
                                                  -------------
               CHEMICALS - 1.82%
      21,650   Praxair                                1,187,286
                                                  -------------
               COMMERCIAL SERVICES - 2.76%
      29,300   Cintas                                 1,034,290
      17,700   Ecolab                                   762,339
                                                  -------------
                                                      1,796,629
                                                  -------------
               CONSUMER CYCLICALS - 4.03%
      12,000   Harley-Davidson                          684,000
       8,950   Harman International Industries          717,790
      15,900   Johnson Controls                       1,220,484
                                                  -------------
                                                      2,622,274
                                                  -------------
               ELECTRICAL - 1.44%
      28,650   General Electric                         936,568
                                                  -------------
               FINANCE - 8.93%
      22,400   CIT Group                              1,028,384
      33,900   Fifth Third Bancorp                    1,292,946
      26,550   SLM                                    1,335,465
      20,050   State Street                           1,204,203
      17,800   Wachovia                                 954,614
                                                  -------------
                                                      5,815,612
                                                  -------------
               FOOD AND BEVERAGES - 1.32%
      31,050   Sysco                                    856,980
                                                  -------------
               HEALTH CARE SERVICES - 2.34%
      19,825   Express Scripts *                      1,527,120
                                                  -------------
               INSURANCE - 2.98%
      23,650   AFLAC                                  1,043,911
      14,750   American International Group             894,882
                                                  -------------
                                                      1,938,793
                                                  -------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.60%
      26,650   Medtronic                              1,346,358
      27,100   St. Jude Medical *                       999,990
                                                  -------------
                                                      2,346,348
                                                  -------------
               PHARMACEUTICALS - 0.95%
      23,850   Pfizer                                   619,862
                                                  -------------

                                                     MARKET
    SHARES                                            VALUE
 ----------                                          --------
               RETAIL - 7.73%
      37,050   Dollar General                     $     497,211
      21,525   Kohl's *                               1,218,961
      29,200   Starbucks *                            1,000,392
      42,200   TJX                                    1,028,414
      27,600   Walgreen                               1,291,128
                                                  -------------
                                                      5,036,106
                                                  -------------
               TECHNOLOGY - 10.10%
      38,637   Dell *                                   837,650
      31,925   Electronic Arts *                      1,503,987
      25,450   Linear Technology                        823,307
      44,650   Microsoft                              1,072,940
      56,100   Texas Instruments                      1,670,658
      33,200   Xilinx                                   673,628
                                                  -------------
                                                      6,582,170
                                                  -------------
               TELECOMMUNICATIONS EQUIPMENT - 2.10%
      38,850   QUALCOMM                               1,369,851
                                                  -------------
               TRANSPORTATION - 2.00%
      72,450   Southwest Airlines                     1,303,376
                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $37,173,962)                   41,317,896
                                                  -------------

  PAR VALUE
 ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.40%

               FEDERAL HOME LOAN MORTGAGE - 8.46%
$    507,410   5.500%, 11/01/20, Gold Pool #G18083      502,056
      79,489   5.500%, 12/01/20, Gold Pool #G11820       78,650
     851,353   5.500%, 11/15/24, Series 3098,
                 Class KB, CMO                          850,758
     293,626   5.500%, 08/15/25, Series 3106,
                 Class PA, CMO                          293,353
     861,160   5.500%, 09/15/25, Series 3099,
                 Class PA, CMO                          860,380
     324,000   5.000%, 05/15/28, Series 2684,
                 Class LD, CMO                          316,501
     165,000   5.000%, 05/15/28, Series 2940,
                 Class NB, CMO                          161,064
     300,000   6.250%, 07/15/32, MTN                    331,541
     900,000   4.500%, 01/15/33, Series 2760,
                 Class LB, CMO                          852,413
     420,000   5.500%, 07/15/34, Series 3130,
                 Class QD, CMO                          404,660
     346,000   5.500%, 09/15/34, Series 3098,
                 Class KE, CMO                          333,550
     585,000   5.000%, 01/15/36, Series 3098,
                 Class PG, CMO                          529,647
                                                  -------------
                                                      5,514,573
                                                  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.42%
     250,000   4.375%, 09/15/12                         238,454
     758,993   4.500%, 06/25/29, Series 2005-121,
                 Class V, CMO                           680,519
     272,571   4.350%, 03/25/34, Series 2004-90,
                 Class GA, CMO                          260,796
      48,791   7.500%, 02/01/35, Pool # 787557           50,454
      52,294   7.500%, 04/01/35, Pool # 819231           54,076
     296,918   6.000%, 11/01/35, Pool # 844078          295,359
                                                  -------------
                                                      1,579,658
                                                  -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 18

ABN AMRO Funds
-----------------
BALANCED FUND                                                      JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                     MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.20%
$    618,026   4.015%, 10/16/26, Series 2005-50,
                 Class A, CMO                     $     598,803
     566,101   3.963%, 05/16/30, Series 2005-76,
                 Class A, CMO                           546,427
     959,053   4.919%, 09/16/34, Series 2005-29,
                 Class AB, CMO                          938,083
                                                  -------------
                                                      2,083,313
                                                  -------------
               U.S. TREASURY BONDS - 0.66%
     250,000   6.000%, 02/15/26                         275,293
     150,000   5.250%, 11/15/28                         151,910
                                                  -------------
                                                        427,203
                                                  -------------
               U.S. TREASURY NOTES - 0.66%
     200,000   3.500%, 11/15/09                         191,523
     250,000   4.250%, 11/15/14                         238,057
                                                  -------------
                                                        429,580
                                                  -------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $10,193,942)                   10,034,327
                                                  -------------

CORPORATE NOTES AND BONDS - 14.51%
               BASIC MATERIALS - 1.03%
     300,000   Albemarle, Senior Unsecured Notes
                 5.100%, 02/01/15                       278,740
     200,000   Packaging Corp. of America,
                 Unsubordinated Notes
                 4.375%, 08/01/08                       195,272
     190,000   Weyerhaeuser, Debentures
                 7.375%, 03/15/32                       197,278
                                                  -------------
                                                        671,290
                                                  -------------
               CAPITAL GOODS - 0.15%
      50,000   Norampac, Senior Notes
                 6.750%, 06/01/13                        46,000
      50,000   Owens-Brockway Glass Container
                 7.750%, 05/15/11                        51,250
                                                  -------------
                                                         97,250
                                                  -------------
               COMMUNICATIONS - 2.12%
     200,000   AT&T
                 6.000%, 03/15/09 (b)                   202,155
     200,000   British Sky Broadcasting
                 6.875%, 02/23/09                       205,750
     100,000   Embarq
                 6.738%, 06/01/13                       101,097
     230,000   News America
                 6.200%, 12/15/34                       211,248
     175,000   Nextel Communications, Senior
                 Notes, Series E
                 6.875%, 10/31/13                       177,125
      50,000   PanAmSat, Senior Secured Notes
                 6.375%, 01/15/08                        50,000
     250,000   Sprint Capital
                 6.000%, 01/15/07                       250,485

                                                     MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               COMMUNICATIONS (CONTINUED)
$    200,000   Telecom Italia Capital
                 6.375%, 11/15/33                 $     185,877
                                                  -------------
                                                      1,383,737
                                                  -------------
               CONSUMER CYCLICALS - 0.48%
      50,000   D.R. Horton, Senior Notes
                 6.875%, 05/01/13                        49,953
     275,000   NVR, Senior Notes
                 5.000%, 06/15/10                       264,082
                                                  -------------
                                                        314,035
                                                  -------------
               ELECTRONICS - 0.08%
      50,000   L-3 Communications, Senior
                 Subordinated Notes
                 7.625%, 06/15/12                        50,875
                                                  -------------
               ENTERTAINMENT AND LEISURE - 0.16%
      50,000   Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07                        50,812
      50,000   MGM MIRAGE
                 Senior Subordinated Notes
                 9.750%, 06/01/07                        51,563
                                                  -------------
                                                        102,375
                                                  -------------
               FINANCE - 5.19%
     200,000   American General Finance, MTN,
                 Series I
                 5.400%, 12/01/15                       193,137
     250,000   Beaver Valley Funding, Debentures,
                 SLOB
                 9.000%, 06/01/17                       279,863
     250,000   Block Financial
                 5.125%, 10/30/14                       231,200
     250,000   CIT Group, Senior Notes
                 5.200%, 11/03/10                       246,068
     160,000   Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                       160,400
     300,000   Goldman Sachs Capital I
                 6.345%, 02/15/34                       287,757
     150,000   HSBC Finance
                 5.500%, 01/19/16                       145,497
     250,000   International Lease Finance
                 5.625%, 06/01/07                       249,998
     300,000   John Deere Capital
                 4.875%, 10/15/10                       292,838
     200,000   Key Bank NA, Subordinated Notes
                 4.950%, 09/15/15                       186,921
     280,000   Morgan Stanley, Subordinated Notes
                 4.750%, 04/01/14                       260,449
     315,000   NB Capital Trust II
                 7.830%, 12/15/26                       329,324
     280,000   Residential Capital
                 6.000%, 02/22/11                       275,030
     250,000   Westpac Capital Trust III,
                 Subordinated Notes
                 5.819%, 12/29/49 (a) (c)               243,623
                                                  -------------
                                                      3,382,105
                                                  -------------
               FOOD AND BEVERAGES - 0.81%
      50,000   Constellation Brands, Series B
                 8.000%, 02/15/08                        51,125

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 19

ABN AMRO Funds
-----------------
BALANCED FUND                                                      JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                     MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               FOOD AND BEVERAGES (CONTINUED)
$     50,000   Delhaize America
                 8.125%, 04/15/11                 $      53,446
     200,000   Kraft Foods
                 6.250%, 06/01/12                       204,510
     215,000   Kroger
                 6.200%, 06/15/12                       217,121
                                                  -------------
                                                        526,202
                                                  -------------
               HEALTHCARE SERVICES - 0.14%
      50,000   HCA
                 6.300%, 10/01/12                        42,125
      50,000   Omnicare, Senior Subordinated Notes
                 6.125%, 06/01/13                        47,125
                                                  -------------
                                                         89,250
                                                  -------------
               INSURANCE - 0.38%
     250,000   Principal Life Income Funding Trust
                 5.125%, 03/01/11                       246,389
                                                  -------------
               OIL AND GAS EXTRACTION - 0.95%
     150,000   Amerada Hess
                 7.875%, 10/01/29                       171,052
      50,000   Chesapeake Energy
                 6.500%, 08/15/17                        46,750
     200,000   Halliburton
                 5.500%, 10/15/10                       199,575
      50,000   Premcor Refining Group, Senior
                 Notes
                 6.750%, 02/01/11                        51,686
      50,000   Pride International, Senior Notes
                 7.375%, 07/15/14                        50,750
      50,000   Western Oil Sands, Secured
                 8.375%, 05/01/12                        53,250
      50,000   Williams Companies, Debentures,
                 Series A
                 7.500%, 01/15/31                        48,375
                                                  -------------
                                                        621,438
                                                  -------------
               PHARMACEUTICALS - 0.08%
      50,000   Mylan Laboratories
                 6.375%, 08/15/15                        48,500
                                                  -------------
               RESTAURANTS - 0.30%
     190,000   Yum! Brands, Senior Notes
                 7.650%, 05/15/08                       196,263
                                                  -------------
               TRANSPORTATION - 0.40%
     275,000   Ryder System
                 4.625%, 04/01/10                       263,076
                                                  -------------
               UTILITIES - 2.24%
     200,000   CenterPoint Energy, Senior Notes,
                 Series B
                 7.250%, 09/01/10                       209,779
     175,000   CILCORP, Senior Notes
                 8.700%, 10/15/09                       189,609
     225,000   Consoidated Edison of New York,
                 Debentures
                 5.850%, 03/15/36                       214,802
     215,000   NiSource Finance, Senior Notes
                 6.150%, 03/01/13                       216,502
     315,000   Ohio Power, Senior Notes, Series H
                 4.850%, 01/15/14                       295,029

                                                     MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------
               UTILITIES (CONTINUED)
$     50,000   TXU, Senior Notes, Series P
                 5.550%, 11/15/14                 $      45,924
     300,000   Virginia Electric & Power
                 4.500%, 12/15/10                       286,772
                                                  -------------
                                                      1,458,417
                                                  -------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $9,748,946)                     9,451,202
                                                  -------------

ASSET-BACKED SECURITY - 0.93%
     620,000   WFS Financial Owner Trust Series,
                 Series 2004-1, Class A4
                 2.810%, 08/22/11                       606,655
                                                  -------------

               TOTAL ASSET-BACKED SECURITY
                (Cost $609,802)                         606,655
                                                  -------------

FOREIGN GOVERNMENT BOND - 0.16%
     100,000   Republic of Philippines
                 8.250%, 01/15/14                       107,500
                                                  -------------

               TOTAL FOREIGN GOVERNMENT BOND
                (Cost $99,839)                          107,500
                                                  -------------

    SHARES
 ----------

INVESTMENT COMPANIES - 5.43%
   3,264,203   BlackRock Liquidity Funds TempCash
               Portfolio                              3,264,203
     273,990   BlackRock Liquidity Funds TempFund
               Portfolio                                273,990
                                                  -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $3,538,193)                     3,538,193
                                                  -------------

TOTAL INVESTMENTS - 99.85%
  (Cost $61,364,684)**                               65,055,773
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.15%                 95,577
                                                  -------------
NET ASSETS - 100.00%                              $  65,151,350
                                                  =============
 -----------------------------------
 *        Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation            $   6,603,408
         Gross unrealized depreciation               (2,912,319)
                                                  -------------
         Net unrealized appreciation              $   3,691,089
                                                  =============
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2006, this security amounted to $243,623 or 0.37% of net assets. This security has been determined by the Adviser to be a liquid security.
(b) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(c) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 20

ABN AMRO Funds
-----------------
BALANCED FUND                                                      JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note
SLOB      Secured Lease Obligation Bond


          PORTFOLIO COMPOSITION
          Common Stocks.................................................     64%
          Investment Company............................................      5%
          U.S. Government Obligations...................................      1%
          U.S. Government Agency Obligations............................     14%
          Corporate Notes and Bonds (Moody's Ratings)
          Aaa...........................................................      1%
          Aa............................................................      1%
          A.............................................................      5%
          Baa...........................................................      6%
          Ba............................................................      2%
          B.............................................................      1%
                                                                        --------
                                                                            100%
                                                                        ========


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

| 21

ABN AMRO Funds
--------------
MONTAG & CALDWELL BALANCED FUND                                   JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                                           VALUE
   --------                                                        ---------

COMMON STOCKS - 60.87%

               ADVERTISING - 0.93%
       4,300   Omnicom Group                                    $     380,593
                                                                -------------
               BIOTECHNOLOGY - 3.00%
       5,700   Amgen *                                                397,518
      10,300   Genentech *                                            832,446
                                                                -------------
                                                                    1,229,964
                                                                -------------
               CAPITAL GOODS - 2.89%
       6,200   Caterpillar                                            439,394
      10,600   3M                                                     746,240
                                                                -------------
                                                                    1,185,634
                                                                -------------
               COMMERCIAL SERVICES - 1.77%
      21,300   Paychex                                                728,034
                                                                -------------
               COMMUNICATIONS - 2.76%
       2,400   Google, Class A *                                      927,840
       3,600   McGraw-Hill                                            202,680
                                                                -------------
                                                                    1,130,520
                                                                -------------
               CONSUMER STAPLES - 6.75%
      14,750   Colgate-Palmolive                                      874,970
      17,000   Estee Lauder, Class A                                  634,440
      22,365   Procter & Gamble                                     1,256,913
                                                                -------------
                                                                    2,766,323
                                                                -------------
               ELECTRICAL - 2.25%
      28,200   General Electric                                       921,858
                                                                -------------
               FINANCE - 2.99%
      16,700   American Express                                       869,402
       4,900   Merrill Lynch                                          356,818
                                                                -------------
                                                                    1,226,220
                                                                -------------
               FOOD AND BEVERAGES - 3.38%
      21,870   PepsiCo                                              1,386,120
                                                                -------------
               INSURANCE - 1.66%
      11,200   American International Group                           679,504
                                                                -------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.81%
      13,180   Medtronic                                              665,854
      19,700   Stryker                                                896,547
                                                                -------------
                                                                    1,562,401
                                                                -------------
               OIL AND GAS EXTRACTION - 11.48%
       8,900   Baker Hughes                                           711,555
       5,700   ConocoPhillips                                         391,248
      33,500   Halliburton                                          1,117,560
      10,600   Occidental Petroleum                                 1,142,150
      20,100   Schlumberger                                         1,343,685
                                                                -------------
                                                                    4,706,198
                                                                -------------
               PHARMACEUTICALS - 4.25%
      15,700   Caremark Rx                                            828,960

                                                                     MARKET
    SHARES                                                           VALUE
   --------                                                        ---------

               PHARMACEUTICALS (CONTINUED)
      16,100   Eli Lilly                                        $     913,997
                                                                -------------
                                                                    1,742,957
                                                                -------------
               RESTAURANTS - 1.37%
      15,900   McDonald's                                             562,701
                                                                -------------
               RETAIL - 5.19%
      10,400   Costco Wholesale                                       548,704
       9,200   Kohl's *                                               520,996
      15,300   Starbucks *                                            524,178
      11,400   Walgreen                                               533,292
                                                                -------------
                                                                    2,127,170
                                                                -------------
               TECHNOLOGY - 5.01%
       8,200   Apple Computer *                                       557,272
      25,100   Hewlett-Packard                                        800,941
      10,600   Research In Motion *                                   695,678
                                                                -------------
                                                                    2,053,891
                                                                -------------
               TELECOMMUNICATIONS EQUIPMENT - 1.38%
      16,000   QUALCOMM                                               564,160
                                                                -------------
               TOTAL COMMON STOCKS
                (Cost $22,258,326)                                 24,954,248
                                                                -------------

  PAR VALUE
  ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.23%

               FEDERAL HOME LOAN MORTGAGE - 4.20%
$  18,210      7.500%, 03/15/07, CMO, Class J                          18,181
  600,000      2.750%, 03/15/08, MTN                                  576,716
  400,000      5.125%, 10/15/08                                       399,261
  700,000      6.625%, 09/15/09                                       728,505
                                                                -------------
                                                                    1,722,663
                                                                -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.39%
  700,000      6.000%, 05/15/11                                       721,825
  700,000      4.375%, 09/15/12                                       667,672
                                                                -------------
                                                                    1,389,497
                                                                -------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
      233      9.000%, 09/15/08, Pool # 27056                             239
                                                                -------------
               U.S. TREASURY BONDS - 5.87%
  400,000      8.125%, 08/15/19                                       512,750
  650,000      8.000%, 11/15/21                                       842,969
  450,000      6.875%, 08/15/25                                       541,933
  450,000      6.125%, 08/15/29                                       508,606
                                                                -------------
                                                                    2,406,258
                                                                -------------
               U.S. TREASURY NOTES - 5.77%
  400,000      3.250%, 08/15/08                                       387,001
  500,000      3.125%, 04/15/09                                       477,559
  450,000      4.250%, 08/15/13                                       431,947
  525,000      4.000%, 02/15/15                                       490,260

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   22

ABN AMRO Funds
--------------
MONTAG & CALDWELL BALANCED FUND                                   JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
    PAR VALUE                                                       VALUE
   -----------                                                    ---------

               U.S. TREASURY NOTES (CONTINUED)
$ 600,000      4.500%, 02/15/16                                 $     578,110
                                                                -------------
                                                                    2,364,877
                                                                -------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $8,048,850)                                   7,883,534
                                                                -------------

CORPORATE NOTES AND BONDS - 14.89%

               COMMUNICATIONS - 1.43%
  550,000      BellSouth Capital Funding
                 7.750%, 02/15/10                                     585,572
                                                                -------------
               FINANCE - 7.48%
  650,000      General Electric Capital, MTN,
                  Series A
                 5.875%, 02/15/12                                     660,172
  600,000      Goldman Sachs Group
                 5.150%, 01/15/14                                     574,734
  550,000      National Rural Utilities
                 Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08                                     556,140
  700,000      Wachovia
                 4.950%, 11/01/06                                     698,722
  600,000      Wells Fargo
                 4.200%, 01/15/10                                     577,586
                                                                -------------
                                                                    3,067,354
                                                                -------------
               INDUSTRIAL - 1.30%
  500,000      Honeywell International
                 7.500%, 03/01/10                                     532,992
                                                                -------------
               OIL AND GAS EXTRACTION - 1.59%
  650,000      Conoco Funding
                 5.450%, 10/15/06                                     649,944
                                                                -------------
               PHARMACEUTICALS - 1.46%
  650,000      Abbott Laboratories
                 4.350%, 03/15/14                                     599,058
                                                                -------------
               RETAIL - 1.63%
  700,000      Wal-Mart Stores
                 4.125%, 07/01/10                                     669,591
                                                                -------------
               TOTAL CORPORATE NOTES AND BONDS
                (Cost $6,283,534)                                   6,104,511
                                                                -------------
ASSET-BACKED SECURITY - 0.76%

  310,137      PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09                                     310,890
                                                                -------------

               TOTAL ASSET-BACKED SECURITY
                (Cost $305,840)                                       310,890
                                                                -------------

                                                                     MARKET
    SHARES                                                           VALUE
   --------                                                        ---------

INVESTMENT COMPANY - 3.80%

   1,557,427   BlackRock Liquidity Funds TempCash
               Portfolio                                        $   1,557,427
                                                                -------------
               TOTAL INVESTMENT COMPANY
                (Cost $1,557,427)                                   1,557,427
                                                                -------------
TOTAL INVESTMENTS - 99.55%
  (Cost $38,453,977)**                                             40,810,610
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 0.45%                              186,226
                                                                -------------
NET ASSETS - 100.00%                                            $  40,996,836
                                                                =============
___________________________________

*    Non-income producing security.
** At July 31, 2006, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                              $   3,419,748
     Gross unrealized depreciation                                 (1,063,115)
                                                                -------------
     Net unrealized appreciation                                $   2,356,633
                                                                =============
     CMO Collateralized Mortgage Obligation
     MTN Medium Term Note

PORTFOLIO COMPOSITION

Common
Stocks..........................................................           61%
Investment Company..............................................            4%
U.S. Government Obligations.....................................           12%
U.S. Government Agency Obligations..............................            8%
Corporate Notes and Bonds (Moody's Ratings)
Aaa.............................................................            2%
Aa..............................................................            4%
A...............................................................            9%
                                                                -------------
                                                                          100%
                                                                =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   23

ABN AMRO FUNDS
--------------
BOND FUND                                                          JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.92%
               FEDERAL HOME LOAN BANK - 2.31%
$ 2,050,000    4.900%, 05/04/07 (a)                             $   2,049,014
  1,250,000    4.430%, 04/07/08                                     1,233,234
                                                                -------------
                                                                    3,282,248
                                                                -------------

               FEDERAL HOME LOAN MORTGAGE - 27.54%
  2,300,000    4.900%, 11/03/08                                     2,276,825
  2,852,308    5.500%, 11/01/20,
                 Gold Pool # G18083                                 2,822,207
    446,972    5.500%, 12/01/20,
                 Gold Pool # G11820                                   442,255
  4,834,502    5.500%, 11/15/24,
                 Series 3098, Class KB, CMO                         4,831,124
  1,668,982    5.500%, 08/15/25,
                 Series 3106, Class PA, CMO                         1,667,432
  4,879,909    5.500%, 09/15/25,
                 Series 3099, Class PA, CMO                         4,875,484
  1,839,000    5.000%, 05/15/28,
                 Series 2684, Class LD, CMO                         1,796,438
    940,000    5.000%, 05/15/28,
                 Series 2940, Class NB, CMO                           917,576
  2,000,000    6.250%, 07/15/32, MTN                                2,210,270
  4,699,251    6.000%, 09/15/32,
                 Series 3129, Class LM, CMO                         4,719,621
  5,113,000    4.500%, 01/15/33,
                 Series 2760, Class LB, CMO                         4,842,650
  2,390,000    5.500%, 07/15/34,
                 Series 3130, Class QD, CMO                         2,302,708
  1,967,000    5.500%, 09/15/34,
                 Series 3098, Class KE, CMO                         1,896,225
    522,652    6.000%, 10/01/35,
                  Gold Pool # A47772                                  520,158
  3,330,000    5.000%, 01/15/36,
                 Series 3098, Class PG, CMO                         3,014,917
                                                                -------------
                                                                   39,135,890
                                                                -------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.20%
  1,500,000    4.375%, 09/15/12                                     1,430,726
  2,000,000    4.125%, 04/15/14                                     1,849,992
  1,042,030    6.000%, 11/01/17, Pool # 662854                      1,052,276
    738,033    6.000%, 04/01/18, Pool # 725175                        745,546
    918,818    5.500%, 11/01/18, Pool # 748886                        911,744
    467,902    4.500%, 06/01/19, Pool # 747860                        447,684
  2,473,729    6.000%, 01/01/21, Pool # 850787                      2,496,804
  4,337,104    4.500%, 06/25/29,
                 Series 2005-121, Class V, CMO                      3,888,677
  4,763,015    5.500%, 07/25/31,
                 Series 2005-27, Class TH, CMO                      4,728,926
  1,286,310    6.000%, 09/01/32, Pool # 847899                      1,284,376
    383,521    6.000%, 02/01/34, Pool # 771952                        382,508
  1,547,843    4.350%, 03/25/34,
                 Series 2004-90, Class GA, CMO                      1,480,978
    311,213    7.500%, 02/01/35, Pool # 787557                        321,818
    333,461    7.500%, 04/01/35, Pool # 819231                        344,824
  1,668,899    6.000%, 11/01/35, Pool # 844078                      1,660,133
                                                                -------------
                                                                   23,027,012
                                                                -------------

                                                                    MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.00%
$ 2,262,850    4.015%, 10/16/26,
                Series 2005-50, Class A, CMO                    $   2,192,467
  2,165,951    3.963%, 05/16/30,
                Series 2005-76, Class A, CMO                        2,090,679
  2,877,159    4.919%, 09/16/34,
                 Series 2005-29, Class AB, CMO                      2,814,250
                                                                -------------
                                                                    7,097,396
                                                                -------------
               U.S. TREASURY BONDS - 2.20%
  1,000,000    6.000%, 02/15/26                                     1,101,172
  2,000,000    5.250%, 11/15/28                                     2,025,470
                                                                -------------
                                                                    3,126,642
                                                                -------------
               U.S. TREASURY NOTE - 0.67%
  1,000,000    4.250%, 11/15/14                                       952,227
                                                                -------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
               (Cost $77,745,385)                                  76,621,415
                                                                -------------

CORPORATE NOTES AND BONDS - 37.95%

               BASIC MATERIALS - 3.22%
  1,700,000    Albemarle, Senior Unsecured Notes
                 5.100%, 02/01/15                                   1,579,528
    525,000    Cascades, Senior Notes
                 7.250%, 02/15/13                                     492,187
  1,500,000    Packaging Corp. of America,
                 Unsubordinated Notes
                 4.375%, 08/01/08                                   1,464,537
  1,000,000    Weyerhaeuser, Debentures
                 7.375%, 03/15/32                                   1,038,306
                                                                -------------
                                                                    4,574,558
                                                                -------------
               CAPITAL GOODS - 0.83%
    450,000    Norampac, Senior Notes
                 6.750%, 06/01/13                                     414,000
    750,000    Owens-Brockway Glass Container
                 7.750%, 05/15/11                                     768,750
                                                                -------------
                                                                    1,182,750
                                                                -------------
               COMMUNICATIONS - 5.00%
  1,000,000    AT&T
                 6.000%, 03/15/09 (b)                               1,010,772
    765,000    British Sky Broadcasting
                 6.875%, 02/23/09                                     786,995
    650,000    Embarq
                 6.738%, 06/01/13                                     657,131
  1,325,000    News America
                 6.200%, 12/15/34                                   1,216,971
    800,000    Nextel Communications,
                 Senior Notes, Series E
                 6.875%, 10/31/13                                     809,716
  1,000,000    PanAmSat, Senior Secured Notes
                 6.375%, 01/15/08                                   1,000,000
  1,750,000    Telecom Italia Capital
                 6.375%, 11/15/33                                   1,626,426
                                                                -------------
                                                                    7,108,011
                                                                -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   24

ABN AMRO FUNDS
--------------
BOND FUND                                                          JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                                    MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------

               CONSUMER CYCLICALS - 1.20%
$   750,000    D.R. Horton
                 Senior Notes
                 6.875%, 05/01/13                               $     749,290
  1,000,000    NVR, Senior Notes
                 5.000%, 06/15/10                                     960,300
                                                                -------------
                                                                    1,709,590
                                                                -------------
               ELECTRONICS - 0.50%
    700,000    L-3 Communications, Senior
                 Subordinated Notes
                 7.625%, 06/15/12                                     712,250
                                                                -------------

               ENTERTAINMENT AND LEISURE - 1.23%
  1,125,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07                                   1,143,281
    590,000    MGM MIRAGE
                 Senior Subordinated Notes
                 9.750%, 06/01/07                                     608,438
                                                                -------------
                                                                    1,751,719
                                                                -------------

               FINANCE - 10.51%
  1,415,000    American General Finance, MTN,
                 Series I
                 5.400%, 12/01/15                                   1,366,447
    750,000    Beaver Valley Funding,
                 Debentures, SLOB
                 9.000%, 06/01/17                                     839,590
  1,400,000    Block Financial
                 5.125%, 10/30/14                                   1,294,723
    775,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                                     776,937
  1,650,000    Goldman Sachs Capital I
                 6.345%, 02/15/34                                   1,582,662
    800,000    HSBC Finance
                 5.500%, 01/19/16                                     775,986
  1,350,000    Key Bank NA,
                 Subordinated Notes
                 4.950%, 09/15/15                                   1,261,717
  1,655,000    Morgan Stanley,
                  Subordinated Notes
                 4.750%, 04/01/14                                   1,539,438
  1,725,000    NB Capital Trust II
                 7.830%, 12/15/26                                   1,803,443
  1,650,000    Residential Capital
                 6.000%, 02/22/11                                   1,620,713
  2,125,000    Westpac Capital Trust III,
                 Subordinated Notes
                 5.819%, 12/29/49 (c) (d)                           2,070,793
                                                                -------------
                                                                   14,932,449
                                                                -------------
               FOOD AND BEVERAGES - 3.42%
    840,000    Constellation Brands, Series B
                 8.000%, 02/15/08                                     858,900
    705,000    Delhaize America
                 8.125%, 04/15/11                                     753,594
  2,050,000    Kraft Foods
                 6.250%, 06/01/12                                   2,096,223
  1,135,000    Kroger
                 6.200%, 06/15/12                                   1,146,196
                                                                -------------
                                                                    4,854,913
                                                                -------------

                                                                    MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------

               HEALTHCARE SERVICES - 0.66%
$   540,000    HCA
                 6.300%, 10/01/12                               $     454,950
    515,000    Omnicare, Senior Subordinated Notes
                 6.125%, 06/01/13                                     485,387
                                                                -------------
                                                                      940,337
                                                                -------------
               INSURANCE - 0.99%
  1,425,000    Principal Life Income Funding Trust
                 5.125%, 03/01/11                                   1,404,414
                                                                -------------
               OIL AND GAS EXTRACTION - 3.08%
  1,500,000    Amerada Hess
                 7.875%, 10/01/29                                   1,710,518
    515,000    Chesapeake Energy
                 6.500%, 08/15/17                                     481,525
    165,000    Premcor Refining Group, Senior
                 Notes
                 6.750%, 02/01/11                                     170,566
    400,000    Pride International, Senior Notes
                 7.375%, 07/15/14                                     406,000
  1,005,000    Western Oil Sands, Secured
                 8.375%, 05/01/12                                   1,070,325
    550,000    Williams Companies,
                 Debentures, Series A
                 7.500%, 01/15/31                                     532,125
                                                                -------------
                                                                    4,371,059
                                                                -------------
               PHARMACEUTICALS - 0.44%
    650,000    Mylan Laboratories
                 6.375%, 08/15/15                                     630,500
                                                                -------------
               RESTAURANTS - 0.83%
  1,135,000    Yum! Brands, Senior Notes
                 7.650%, 05/15/08                                   1,172,412
                                                                -------------
               TRANSPORTATION - 1.01%
  1,500,000    Ryder System
                 4.625%, 04/01/10                                   1,434,962
                                                                -------------
               UTILITIES - 5.03%
  1,045,000    CenterPoint Energy, Senior Notes,
                 Series B
                 7.250%, 09/01/10                                   1,096,095
  1,500,000    CILCORP, Senior Notes
                 8.700%, 10/15/09                                   1,625,220
  1,300,000    Consoidated Edison of New York,
                 Debentures
                 5.850%, 03/15/36                                   1,241,076
    199,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13                                     216,992
  1,000,000    NiSource Finance, Senior Notes
                 6.150%, 03/01/13                                   1,006,988
  1,800,000    Ohio Power, Senior Notes, Series H
                 4.850%, 01/15/14                                   1,685,880
    300,000    TXU, Senior Notes, Series P
                 5.550%, 11/15/14                                     275,543
                                                                -------------
                                                                    7,147,794
                                                                -------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $55,608,657)                                 53,927,718
                                                                -------------
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   25

ABN AMRO FUNDS
--------------
BOND FUND                                                          JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                                    MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------

COMMERCIAL MORTGAGE-BACKED SECURITY - 2.31%
$ 3,125,000    GMAC Commercial Mortgage Securities
                 Series 2000-C3, Class A2
                 6.957%, 09/15/35                               $   3,285,727
                                                                -------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITY
                (Cost $3,691,284)                                   3,285,727
                                                                -------------

ASSET-BACKED SECURITY - 1.56%
  2,265,000    WFS Financial Owner Trust Series,
                 Series 2004-1, Class A4
                 2.810%, 08/22/11                                   2,216,248
                                                                -------------

               TOTAL ASSET-BACKED SECURITY
                (Cost $2,227,745)                                   2,216,248
                                                                -------------

FOREIGN GOVERNMENT BOND - 0.57%
    750,000    Republic of Philippines
                 8.250%, 01/15/14                                     806,250
                                                                -------------
               TOTAL FOREIGN GOVERNMENT BOND
                (Cost $748,793)                                       806,250
                                                                -------------

    SHARES
  ----------

INVESTMENT COMPANY - 2.95%

  4,194,828    BlackRock Liquidity Funds TempCash
               Portfolio                                            4,194,828
                                                                -------------
               TOTAL INVESTMENT COMPANY
                (Cost $4,194,828)                                   4,194,828
                                                                -------------

TOTAL INVESTMENTS - 99.26%
  (Cost $144,216,692)*                                            141,052,186
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 0.74%                            1,051,738
                                                                -------------
NET ASSETS - 100.00%                                            $ 142,103,924
                                                                =============
 ___________________________________

* At July 31, 2006, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                              $     331,248
     Gross unrealized depreciation                                 (3,495,754)
                                                                -------------
     Net unrealized depreciation                                $  (3,164,506)
                                                                =============
(a) Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2006.
(b) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2006, this security amounted to $2,070,793 or 1.46% of net assets. This security has been determined by the Adviser to be a liquid security.
(d) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.

CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note
SLOB Secured Lease Obligation Bond

PORTFOLIO COMPOSITION

Investment Company..............................................            3%
U.S. Government Obligations.....................................            3%
U.S. Government Agency Obligations..............................           51%

Corporate Notes and Bonds (Moody's Ratings)
Aaa.............................................................            4%
Aa .............................................................            3%
A...............................................................           11%
Baa.............................................................           12%
Ba..............................................................           10%
B...............................................................            3%
                                                                   ----------
                                                                          100%
                                                                   ==========
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   26

ABN AMRO Funds
-----------------
INVESTMENT GRADE BOND FUND                                         JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
 -----------                                                        --------

CORPORATE NOTES AND BONDS - 43.01%

               CAPITAL GOODS - 1.06%
$   335,000    Dover
                 4.875%, 10/15/15                               $     313,913
                                                                -------------
               COMMUNICATIONS - 2.62%
    385,000    British Sky Broadcasting
                 6.875%, 02/23/09                                     396,069
    125,000    News America
                 5.300%, 12/15/14                                     120,104
    275,000    Telecom Italia Capital
                 5.250%, 11/15/13                                     258,098
                                                                -------------
                                                                      774,271
                                                                -------------
               CONSUMER CYCLICAL - 1.25%
    380,000    Newell Rubbermaid
                 4.625%, 12/15/09                                     368,409
                                                                -------------
               ELECTRONICS - 1.64%
    485,000    Thermo Electron, Convertible
                 3.250%, 11/01/07                                     483,788
                                                                -------------
               FINANCE - 17.50%
    350,000    AmSouth Bank, Subordinated Notes
                 4.850%, 04/01/13                                     333,328
    350,000    CIT Group, Senior Notes
                 4.250%, 02/01/10                                     336,095
    310,000    Citigroup, Senior Notes
                 5.300%, 01/07/16                                     300,407
    275,000    Countrywide Home Loan, Series L, MTN
                 4.000%, 03/22/11                                     255,537
                 Credit Suisse (USA), Senior
                 Unsecured Notes
    170,000      5.250%, 03/02/11                                      167,911
    175,000      5.375%, 03/02/16                                      169,256
    400,000    EOP Operating
                 5.875%, 01/15/13                                     396,818
    260,000    General Electric Capital, Series
                 A, MTN
                 5.000%, 06/15/07                                     259,049
    175,000    HSBC Finance
                 5.500%, 01/19/16                                     169,747
    375,000    International Lease
                 Finance,
                 Unsubordinated Notes
                 5.875%, 05/01/13                                     377,283
    300,000    JPMorgan Chase, Senior Notes
                 5.350%, 03/01/07                                     299,674
    300,000    Key Bank NA, Subordinated Notes
                 4.950%, 09/15/15                                     280,382
    360,000    Marshall & Ilsley
                 Bank,
                 Subordinated Notes
                 5.250%, 09/04/12                                     356,124
    400,000    Merrill Lynch, MTN
                 5.441%, 06/16/08 (a)                                 400,686
    390,000    Morgan Stanley, Subordinated Notes
                 4.750%, 04/01/14                                     362,768
    360,000    SLM, Series A
                 4.500%, 07/26/10                                     346,370
    350,000    Textron Financial
                 5.875%, 06/01/07                                     351,114
                                                                -------------
                                                                    5,162,549
                                                                -------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
 -----------                                                       --------

               FOOD AND BEVERAGES - 2.86%
$   193,000    General Mills
                 6.000%, 02/15/12                               $     195,896
    350,000    Kraft Foods
                 6.250%, 06/01/12                                     357,892
    300,000    Kroger
                 5.500%, 02/01/13                                     291,008
                                                                -------------
                                                                      844,796
                                                                -------------

               INSURANCE - 4.32%
    285,000    Berkshire Hathaway
                 4.625%, 10/15/13                                     268,569
    200,000    Chubb
                 6.000%, 11/15/11                                     203,253
    325,000    MetLife, Senior Unsecured Notes
                 5.000%, 06/15/15                                     305,809
    250,000    Principal Life Income Funding Trust
                 5.125%, 03/01/11                                     246,388
    250,000    State Auto Financial, Senior Notes
                 6.250%, 11/15/13                                     250,018
                                                                -------------
                                                                    1,274,037
                                                                -------------
               OIL AND GAS EXTRACTION - 4.31%
    350,000    Consolidated Natural Gas
                 Senior Notes, Series C
                 6.250%, 11/01/11                                     356,490
    200,000    Halliburton
                 5.500%, 10/15/10                                     199,575
    275,000    Marathon Oil
                 5.375%, 06/01/07                                     274,471
    450,000    Occidental Petroleum
                 4.000%, 11/30/07                                     441,804
                                                                -------------
                                                                    1,272,340
                                                                -------------
               PHARMACEUTICALS - 0.68%
    205,000    Wyeth, Unsubordinated Notes
                 5.500%, 03/15/13                                     202,115
                                                                -------------
               TECHNOLOGY - 0.65%
    200,000    First Data
                 3.375%, 08/01/08                                     192,093
                                                                -------------
               TRANSPORTATION - 2.25%
    265,000    Ryder System
                 4.625%, 04/01/10                                     253,510
    425,000    Union Pacific
                 3.875%, 02/15/09                                     409,703
                                                                -------------

                                                                      663,213
                                                                -------------
               UTILITIES - 3.87%
    275,000    CILCORP, Senior Notes
                 8.700%, 10/15/09                                     297,957
    535,000    MidAmerican Energy, MTN
                 5.125%, 01/15/13                                     518,180
    340,000    Pacific Gas & Electric,
                 First Mortgage, Unsecured Notes
                 3.600%, 03/01/09                                     324,824
                                                                -------------
                                                                    1,140,961
                                                                -------------
               TOTAL CORPORATE NOTES AND BONDS
                (Cost $13,160,606)                                 12,692,485
                                                                -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMETNS.

|   27

ABN AMRO Funds
-----------------
INVESTMENT GRADE BOND FUND                                         JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                                      MARKET
  PAR VALUE                                                           VALUE
 -----------                                                        --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.95%
               FEDERAL HOME LOAN BANK - 1.54%
$   350,000    4.900%, 05/04/07 (a)                             $     349,832
    100,000    6.500%, 08/14/09                                       103,702
                                                                -------------
                                                                      453,534
                                                                -------------
              FEDERAL HOME LOAN MORTGAGE - 8.33%
    125,000    2.750%, 03/15/08, MTN                                  120,149
     82,451    5.500%, 08/01/17,
                 Gold Pool # E90954                                    81,792
    632,514    5.000%, 09/01/18,
                 Gold Pool # E99582                                   615,160
    146,793    6.500%, 08/01/32,
                 Gold Pool # C01385                                   149,310
    637,104    5.000%, 11/01/33,
                 Gold Pool # A15349                                   605,570
    623,732    5.500%, 11/01/33,
                 Gold Pool # A15901                                   608,732
    278,020    6.000%, 02/01/35,
                 Gold Pool # A34083                                   277,181
                                                                -------------
                                                                    2,457,894
                                                                -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.03%
    375,000    3.875%, 07/15/08                                       365,656
    280,000    4.125%, 05/15/10                                       269,449
    300,000    5.500%, 03/15/11                                       303,008
    150,000    4.375%, 03/15/13                                       142,398
    350,000    5.000%, 03/15/16                                       340,251
    100,730    6.000%, 10/01/16, Pool # 611322                        101,756
     93,054    5.500%, 01/01/17, Pool # 623107                        92,393
    235,081    5.500%, 04/01/17, Pool # 254259                        233,300
    182,010    6.000%, 06/01/17, Pool # 254342                        183,800
    434,945    5.500%, 11/01/17, Pool # 659589                        431,650
    618,954    5.000%, 05/01/19, Pool # 255274                        602,359
    384,227    5.000%, 09/01/19, Pool # 788070                        374,570
    103,904    6.500%, 03/01/32, Pool # 254239                        105,583
     77,350    7.000%, 04/01/32, Pool # 545556                        79,473
    131,548    6.500%, 10/01/32, Pool # 254479                        133,673
    339,709    4.684%, 02/01/33,
                 Pool # 682778, ARM (b)                               333,554
    523,410    3.725%, 05/01/33,
                 Pool # 703979, ARM (b)                               515,926
    692,530    5.000%, 10/01/33, Pool # 749179                        658,860
     83,912    6.000%, 02/01/34, Pool # 725162                        83,691
    388,229    2.789%, 07/01/34,
                 Pool # 786027, ARM (b)                               379,469
    229,267    6.000%, 09/01/34, Pool # 794267                        228,418
    336,855    6.000%, 11/01/34, Pool # 735060                        335,607
    282,398    4.734%, 01/01/35,
                 Pool # 819685, ARM (b)                               276,844
    547,036    5.000%, 05/01/35, Pool # 826641                        518,171
                                                                -------------
                                                                   7,089,859
                                                                -------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.22%
    331,525    4.287%, 01/16/30,
                 Series 2005-52, Class A, CMO                         322,848
    196,905    3.963%, 05/16/30,
                 Series 2005-76, Class A, CMO                         190,062


                                                                     MARKET
  PAR VALUE                                                          VALUE
 -----------                                                       ---------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
               (CONTINUED)

$    84,439    6.500%, 05/15/32, Pool # 584389                  $      86,092
    359,644    4.919%, 09/16/34,
                 Series 2005-29, Class AB, CMO                        351,780
                                                                -------------
                                                                      950,782
                                                                -------------

               U.S. TREASURY INFLATION INDEX NOTE - 0.83%
    232,512    3.500%, 01/15/11                                       243,820
                                                                -------------
               U.S. TREASURY NOTES - 2.00%
    220,000    4.250%, 11/15/14                                       209,490
    200,000    4.125%, 05/15/15                                       188,203
    200,000    4.000%, 04/15/10                                       193,922
                                                                -------------
                                                                      591,615
                                                                -------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $12,094,655)                                 11,787,504
                                                                -------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 5.93%
    371,042    Bear Stearns Asset Backed
                 Securities,
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33                                     358,777
    412,356    Chase Mortgage Finance,
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (c)                                 404,327
     53,375    Master Asset Securitization Trust,
                 Series 2002-8, Class 1A2, CMO
                 5.250%, 12/25/17 (c)                                  52,452
    200,207    Washington Mutual,
                 Series 2002-S8, Class 2A7, CMO
                 5.250%, 01/25/18 (c)                                 195,264
               Wells Fargo Mortgage Backed Securities Trust,
    302,876      Series 2003K, Class 1A2,
                 CMO, ARM
                 4.488%, 11/25/33 (b) (c)                             285,934
    479,095      Series 2003L, Class 1A2,
                 CMO, ARM
                 4.568%, 11/25/33 (b)                                 452,296
                                                                -------------
               TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $1,821,490)                                   1,749,050
                                                                -------------

ASSET-BACKED SECURITIES - 2.71%

    426,202    Drive Auto Receivables Trust
                 Series 2005-2, Class A2
                 4.120%, 01/15/10 (d)                                 422,602
    385,000    WFS Financial Owner Trust Series,
                 Series 2004-1, Class A4
                 2.810%, 08/22/11                                     376,713
                                                                -------------
               TOTAL ASSET-BACKED SECURITIES
                (Cost $800,858)                                       799,315
                                                                -------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMETNS.

|   28

ABN AMRO Funds
-----------------
INVESTMENT GRADE BOND FUND                                         JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                                      MARKET
  PAR VALUE                                                           VALUE
 -----------                                                        --------


COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.01%
$ 150,617      General Electric Capital
                 Commercial Mortgage,
                 Series 2001-1, Class A1
                 6.079%, 05/15/33                               $     152,370
  445,000      LB Commercial Mortgage Trust,
                 Series 2004-C4, Class A3
                 4.984%, 06/15/29 (b)                                 439,565
                                                                -------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $632,752)                                       591,935
                                                                -------------

MUNICIPAL SECURITY - 1.02%

               ILLINOIS - 1.02%
  335,000      Illinois State, GO
                 4.350%, 06/01/18                                     299,771
                                                                -------------

               TOTAL MUNICIPAL SECURITY
                (Cost $334,877)                                       299,771
                                                                -------------

    SHARES
   --------

INVESTMENT COMPANY - 4.82%

1,423,523      BlackRock Liquidity Funds TempCash
               Portfolio                                            1,423,523
                                                                -------------

               TOTAL INVESTMENT COMPANY
                (Cost $1,423,523)                                   1,423,523
                                                                -------------

TOTAL INVESTMENTS - 99.45%
  (Cost $30,268,761)*                                              29,343,583
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 0.55%                              163,466
                                                                -------------
NET ASSETS - 100.00%                                            $  29,507,049
                                                                =============
 ___________________________________

* At July 31, 2006, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                              $      10,830
     Gross unrealized depreciation                                   (936,008)
                                                                -------------
     Net unrealized depreciation                                $    (925,178)
                                                                =============

(a) Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2006.
(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at July 31, 2006.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2006, this security amounted to $422,602 or 1.43% of net assets. This security has been determined by the Adviser to be a liquid security.

ARM  Adjustable Rate Mortgage
CMO  Collateralized Mortgage Obligation
GO   General Obligation
MTN  Medium Term Note

PORTFOLIO COMPOSITION

Investment Company..............................................            5%
U.S. Government Obligations.....................................            3%
U.S. Government Agency Obligations..............................           37%
Corporate Notes and Bonds (Moody's Ratings)
Aaa.............................................................           13%
Aa..............................................................            7%
A...............................................................           18%
Baa.............................................................           16%
Ba..............................................................            1%
                                                                  -----------
                                                                          100%
                                                                  ===========
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMETNS.

|   29

ABN AMRO Funds
--------------
HIGH YIELD BOND FUND                                               JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------

CORPORATE NOTES AND BONDS - 91.25%

               BASIC INDUSTRIES - 16.09%
               Abitibi Consolidated
$ 125,000        6.000%, 06/20/13                               $     103,125
  125,000        8.850%, 08/01/30                                     107,031
  225,000      Arch Western Finance,
                 Senior Notes
                 6.750%, 07/01/13                                     215,437
  200,000      Cascades, Senior Notes
                 7.250%, 02/15/13                                     187,500
  250,000      Century Aluminum
                 7.500%, 08/15/14                                     250,000
  125,000      Domtar
                 7.875%, 10/15/11                                     120,000
  375,000      Equistar Chemical Funding
                 10.125%, 09/01/08                                    396,562
  250,000      Ethyl, Senior Notes
                 8.875%, 05/01/10                                     256,563
  125,000      Foundation PA Coal, Senior Notes
                 7.250%, 08/01/14                                     121,875
  200,000      Ineos Group Holdings
                 8.500%, 02/15/16 (a)                                 188,500
  200,000      IPSCO, Senior Notes
                 8.750%, 06/01/13                                     214,500
  150,000      KI Holdings, Senior Discount Notes
                 0.000%, 11/15/14 (b)                                 110,625
  188,000      Koppers, Senior Secured Notes
                 9.875%, 10/15/13                                     204,450
  150,000      Methanex, Senior Notes
                 8.750%, 08/15/12                                     161,250
  225,000      Neenah Paper, Senior Notes
                 7.375%, 11/15/14                                     210,375
  200,000      Nell AF, Senior Notes
                 8.375%, 08/15/15 (a)                                 195,250
  125,000      Novelis, Senior Notes
                 7.500%, 02/15/15 (a)                                 121,563
  100,000      P.H. Glatfelter
                 7.125%, 05/01/16 (a)                                  98,000
   75,000      United States Steel, Senior Notes
                 10.750%, 08/01/08                                     81,375
                                                                -------------
                                                                    3,343,981
                                                                -------------
               CAPITAL GOODS - 8.95%
  300,000      Building Materials, Senior Notes, Series B
                 8.000%, 10/15/07                                     298,500
  125,000      Case New Holland
                 7.125%, 03/01/14                                     122,187
  125,000      DRS Technologies, Senior
                 Subordinated Notes
                 6.875%, 11/01/13                                     121,562
   35,000      Goodman Global Holdings,
                  Senior Notes, Series B
                 8.329%, 06/15/12 (c)                                  35,175
  175,000      Greif, Senior Subordinated Notes
                 8.875%, 08/01/12                                     185,063
  175,000      L-3 Communications, Senior
                 Subordinated Notes
                 7.625%, 06/15/12                                     178,063
   75,000      Noble Group, Senior Notes
                 6.625%, 03/17/15 (a)                                  64,628

                                                                     MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------

               CAPITAL GOODS (CONTINUED)
$ 250,000      Owens-Brockway Glass Container,
                 Secured
                 8.750%, 11/15/12                               $     265,000
  143,000      Stone Container, Senior Notes
                 9.750%, 02/01/11                                     146,933
  175,000      Trinity Industries, Senior Notes
                 6.500%, 03/15/14                                     170,625
  275,000      Westinghouse Air Brake, Senior
                 Notes
                 6.875%, 07/31/13                                     272,250
                                                                -------------
                                                                    1,859,986
                                                                -------------
               CONSUMER CYCLICALS - 2.79%
  100,000      Church & Dwight, Senior
                 Subordinated Notes
                 6.000%, 12/15/12                                      93,875
  125,000      Couche-Tard US Finance,
                  Senior Subordinated Notes
                 7.500%, 12/15/13                                     125,312
  100,000      Ford Motor Credit
                 6.625%, 06/16/08                                      96,372
   75,000      General Motors Acceptance
                 6.875%, 09/15/11                                      72,699
  175,000      TRW Automotive, Senior
                 Subordinated Notes
                 11.000%, 02/15/13                                    192,063
                                                                -------------
                                                                      580,321
                                                                -------------
               CONSUMER NON-CYCLICALS - 3.21%
   75,000       Chattem, Senior Subordinated Notes
                 7.000%, 03/01/14                                      72,562
               Constellation Brands, Series B
   50,000        8.000%, 02/15/08                                      51,125
  150,000        8.125%, 01/15/12                                     155,250
  175,000      Dean Foods, Senior Notes
                 6.900%, 10/15/17                                     163,625
               Smithfield Foods, Senior Notes
   50,000        7.000%, 08/01/11                                      49,625
  175,000        Series B
                 7.750%, 05/15/13                                     175,438
                                                                -------------
                                                                      667,625
                                                                -------------
               ENERGY - 12.04%
  150,000      ANR Pipeline, Debentures
                 9.625%, 11/01/21                                     178,926
  125,000      Basic Energy Services, Senior Notes
                 7.125%, 04/15/16 (a)                                 117,187
  175,000      Bluewater Finance
                 10.250%, 02/15/12                                    178,937
  200,000      Chaparral Energy, Senior Notes
                 8.500%, 12/01/15 (a)                                 201,000
               Chesapeake Energy
  300,000        6.500%, 08/15/17                                     280,500
   75,000        Senior Notes
                 7.500%, 09/15/13                                      75,844
  125,000      Chesapeake Energy, Senior Unsecured
                 7.625%, 07/15/13                                     127,656
   50,000      El Paso Performance-Link
                 7.750%, 07/15/11 (a)                                  50,562
   95,000      El Paso, Senior Notes, MTN
                 7.800%, 08/01/31                                      94,525
  225,000      Massey Energy
                 6.875%, 12/15/13                                     208,687
   75,000      Massey Energy, Senior Notes
                 6.625%, 11/15/10                                      75,375



SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   30

ABN AMRO Funds
--------------
HIGH YIELD BOND FUND                                              JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------
               ENERGY (CONTINUED)
$ 150,000      Ocean Rig Norway, Senior Notes
                 8.375%, 07/01/13 (a)                           $     155,250
  100,000      SESI, Senior Notes
                 6.875%, 06/01/14 (a)                                  97,500
  150,000      Southern Natural Gas
                 8.875%, 03/15/10                                     159,263
   50,000      Southern Star Central
                 6.750%, 03/01/16 (a)                                  49,063
  100,000      Stone Energy, Senior Notes
                 8.240%, 07/15/10 (a) (c)                             100,000
  125,000      Western Oil Sands, Secured
                 8.375%, 05/01/12                                     133,125
  100,000      Whiting Petroleum
                 7.000%, 02/01/14                                      98,500
  125,000      Williams Companies, Debentures,
                 Series A
                 7.500%, 01/15/31                                     120,938
                                                                -------------
                                                                    2,502,838
                                                                -------------
               MEDIA - 11.93%
  100,000      Cablevision Systems, Senior Notes
                 9.620%, 04/01/09 (c)                                 107,000
  125,000      CCH I, Secured
                 11.000%, 10/01/15                                    112,812
  150,000      Charter Communications Holdings II
                 Senior Notes
                 10.250%, 09/15/10                                    152,250
   75,000      Clarke American, Senior Notes
                 11.750%, 12/15/13                                     78,375
                 CSC Holdings, Senior Notes
  125,000        7.250%, 07/15/08                                     126,406
  100,000        Series B
                 8.125%, 07/15/09                                     102,875
  130,000      Dex Media East/Dex Media East
                 Finance
                 12.125%, 11/15/12                                    145,925
  200,000      EchoStar DBS, Senior Notes
                 5.750%, 10/01/08                                     198,000
               Houghton Mifflin
   50,000        Senior Discount Notes
                 0.000%, 10/15/13 (b)                                  41,625
  175,000        Senior Subordinated Notes
                 9.875%, 02/01/13                                     182,219
  125,000      LIN Television, Senior
                 Subordinated Notes
                 6.500%, 05/15/13                                     114,531
               NTL Cable, Senior Notes
  200,000        8.750%, 04/15/14                                     204,000
   75,000        9.125%, 08/15/16                                      76,312
  125,000      Radio One, Series B
                 8.875%, 07/01/11                                     128,750
               RH Donnelley
   25,000        10.875%, 12/15/12                                     27,594
   75,000        Senior Discount Notes, Series A-1
                 6.875%, 01/15/13                                      68,438
   75,000        Senior Discount Notes, Series A-2
                 6.875%, 01/15/13                                      68,438
  100,000      RH Donnelly Finance
                 10.875%, 12/15/12 (a)                                110,375
               Shaw Communications
                  Senior Notes
   75,000         8.250%, 04/11/10                                     78,094
  100,000         7.200%, 12/15/11                                    101,500

                                                                     MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------
               MEDIA (CONTINUED)
$ 250,000      Sinclair Broadcast Group,
                  Senior Subordinated Notes
                 8.000%, 03/15/12                               $     253,750
                                                                -------------
                                                                    2,479,269
                                                                -------------
               REAL ESTATE - 2.11%
               American Real Estate Partners
  200,000        Senior Notes
                 8.125%, 06/01/12 (d)                                 204,000
   75,000        Senior Unsecured Notes
                 7.125%, 02/15/13 (d)                                  74,063
  150,000      CBRE Escrow, Senior Notes
                 9.750%, 05/15/10                                     160,500
                                                                -------------
                                                                      438,563
                                                                -------------
               SERVICES CYCLICALS - 12.89%
  100,000      Ashtead Holdings, Secured
                 8.625%, 08/01/15 (a)                                  99,250
  225,000      CHC Helicopter, Senior
                 Subordinated Notes
                 7.375%, 05/01/14                                     212,625
  125,000      Chukchansi Economic Development
                 Authority, Senior Notes
                 8.000%, 11/15/13 (a)                                 125,781
   75,000      D.R. Horton
                 Senior Subordinated Notes
                 9.750%, 09/15/10                                      82,439
   50,000      French Lick Resorts & Casinos
                 10.750%, 04/15/14 (a)                                 47,937
  125,000      FTI Consulting
                 7.625%, 06/15/13                                     126,875
  100,000      Hertz, Senior Subordinated Notes
                 10.500%, 01/01/16 (a)                                109,250
   75,000      Iron Mountain, Senior Subordinated Notes
                 8.250%, 07/01/11                                      75,563
  225,000      KB HOME, Senior Notes
                 6.250%, 06/15/15                                     198,972
  125,000      Mandalay Resort Group
                 Senior Subordinated Notes
                 9.375%, 02/15/10                                     132,500
               MGM MIRAGE
   25,000        8.375%, 02/01/11                                      25,813
   50,000        Debentures
                 7.250%, 08/01/17                                      48,000
  150,000        Senior Subordinated Notes
                 9.750%, 06/01/07                                     154,688
  200,000      Phi, Senior Notes
                 7.125%, 04/15/13 (a)                                 188,500
   50,000      Pokagon Gaming Authority, Senior Notes
                 10.375%, 06/15/14 (a)                                 52,500
  175,000      River Rock Entertainment, Senior Notes
                 9.750%, 11/01/11                                     184,625
  100,000      SAC Holdings, Senior Notes
                 8.500%, 03/15/14                                      99,500
  125,000      Six Flags, Senior Notes
                 8.875%, 02/01/10                                     121,094
  175,000      Speedway Motorsports
                 Senior Subordinated Notes
                 6.750%, 06/01/13                                     169,750
   50,000      Standard Pacific
                 Senior Subordinated Notes
                 9.250%, 04/15/12                                      47,750


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   31

ABN AMRO Funds
--------------
HIGH YIELD BOND FUND                                              JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------
               SERVICES CYCLICALS (CONTINUED)
               Station Casinos
$  75,000        Senior Notes
                 6.000%, 04/01/12                               $      70,781
  150,000         Senior Subordinated Notes
                 6.500%, 02/01/14                                     138,750
  175,000      United Rentals, North America,
                 Senior Notes
                 6.500%, 02/15/12                                     166,250
                                                                -------------
                                                                    2,679,193
                                                                -------------
               SERVICES NON-CYCLICALS - 5.58%
  150,000      Bio-Rad Laboratories
                 Senior Subordinated Notes
                 7.500%, 08/15/13                                     151,500
  200,000      Coventry Health Care, Senior Notes
                 8.125%, 02/15/12                                     209,500
  300,000      Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                                     300,750
  325,000      HCA, Senior Unsecured Notes
                 8.750%, 09/01/10                                     328,250
  175,000      Omnicare. Senior Subordinated Notes
                 6.875%, 12/15/15                                     169,750
                                                                -------------
                                                                    1,159,750
                                                                -------------
               TECHNOLOGY AND ELECTRONICS - 2.03%
   75,000      Freescale Semiconductor, Senior  Notes
                 7.125%, 07/15/14                                      76,875
  125,000      Magnachip Semiconductor, Secured
                 6.875%, 12/15/11                                     102,187
  125,000      Sensata Technologies
                 8.000%, 05/01/14 (a)                                 120,625
  125,000      STATS ChipPac
                 7.500%, 07/19/10                                     122,188
                                                                -------------
                                                                      421,875
                                                                -------------

               TELECOMMUNICATIONS - 8.41%
               Citizens Communications, Senior Notes
  125,000        9.250%, 05/15/11                                     136,250
   50,000        9.000%, 08/15/31                                      51,500
  250,000      eircom Funding, Senior
                 Subordinated Notes
                 8.250%, 08/15/13                                     271,250
  200,000      INTELSAT Bermuda Ltd, Senior Notes
                 8.250%, 01/15/13                                     196,500
  150,000      Nordic Telecommunications Co.
                 Holdings,
                  Senior Notes
                 8.875%, 05/01/16 (a)                                 155,250
   50,000      PanAmSat, Senior Secured Notes
                 6.375%, 01/15/08                                      50,000
   75,000      Qwest Communications, Series B
                 7.500%, 02/15/14                                      73,875
  275,000      Qwest, Senior Notes
                 8.579%, 06/15/13 (c)                                 295,625
  275,000      Rogers Wireless, Senior Notes
                 9.625%, 05/01/11                                     305,250
  100,000      Valor Telecommunications
                 Enterprises,
                 Senior Notes
                 7.750%, 02/15/15                                     105,000
  100,000      Wind Acquistion Finance SA
                 10.750%, 12/01/15 (a)                                108,250
                                                                -------------
                                                                    1,748,750
                                                                -------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
  ---------                                                        ---------
               UTILITIES - 5.22%
$ 299,000      Homer City Funding, SLOB
                 8.137%, 10/01/19                               $     319,930
  100,000      MSW Energy Holdings/MSW Energy
                 Finance
                 8.500%, 09/01/10                                     102,500
  130,000      Nevada Power, Second Mortgage
                 9.000%, 08/15/13                                     141,753
  100,000      NRG Energy
                 Senior Notes
                 7.250%, 02/01/14                                      98,125
   75,000      Reliant Energy, Secured
                 9.500%, 07/15/13                                      77,250
   50,000      Sierra Pacific Resources, Senior
                 Notes
                 8.625%, 03/15/14                                      53,198
  150,000      Teco Energy
                 7.200%, 05/01/11                                     153,937
  150,000      TXU, Senior Notes, Series P
                 5.550%, 11/15/14                                     137,772
                                                                -------------
                                                                    1,084,465
                                                                -------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $19,297,227)                                 18,966,616
                                                                -------------

    SHARES
   --------

INVESTMENT COMPANIES - 7.45%
1,049,155      BlackRock Liquidity Funds TempCash
               Portfolio                                            1,049,155
  499,095      BlackRock Liquidity Funds TempFund
               Portfolio                                              499,095
                                                                -------------
               TOTAL INVESTMENT COMPANIES
                (Cost $1,548,250)                                   1,548,250
                                                                -------------

TOTAL INVESTMENTS - 98.70%
  (Cost $20,845,477)*                                              20,514,866
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 1.30%                              270,019
                                                                -------------
NET ASSETS - 100.00%                                            $  20,784,885
                                                                =============
 ___________________________________

* At July 31, 2006, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation                              $     118,858
     Gross unrealized depreciation                                   (449,469)
                                                                -------------
     Net unrealized depreciation                                $    (330,611)
                                                                =============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2006, these securities amounted to $2,556,221 or 12.30% of net assets. These securities have been determined by the Adviser to be liquid securities. Step Coupon. A bond that pays an initial coupon rate
(b) for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until the date shown and the subsequent rate thereafter.

              SECURITY                    DATE          RATE
              -------------------------------------------------
              KI Holdings                 11/15/2014    9.875%
              Houghton Mifflin            10/15/2013   11.500%


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   32

ABN AMRO Funds
--------------
HIGH YIELD BOND FUND                                              JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at July 31, 2006.
(d)  Limited Partnership

 MTN Medium Term Note
SLOB Secured Lease Obligation Bond

     PORTFOLIO COMPOSITION
     Investment Companies..................................                 8%
     Corporate Notes and Bonds: (Moody's
     Ratings)
     Baa...................................................                 1%
     Ba....................................................                41%
     B.....................................................                45%
     Caa...................................................                 3%
     NR....................................................                 2%
                                                                    ---------
                                                                          100%
                                                                    ---------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   33

ABN AMRO Funds
-----------------
MUNICIPAL BOND FUND                                                JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
  ---------                                                        --------

MUNICIPAL SECURITIES - 94.82%

               ALABAMA - 1.64%
$1,000,000     Birmingham Industrial Water Board
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (a)                           $   1,021,560
                                                                -------------
               ARIZONA - 3.43%
 2,000,000     Glendale Water & Sewer RB, Sub Lien
                 5.000%, 07/01/16
                 Insured: FGIC                                      2,140,920
                                                                -------------

               COLORADO - 1.74%
 1,000,000     Colorado Department of
                 Transportation RB, Federal
                 Highway Grant Anticipation
                 Notes, Series A
                 5.500%, 06/15/12
                 Insured: MBIA                                      1,086,950
                                                                -------------

               DISTRICT OF COLUMBIA - 1.10%
   640,000     District of Columbia RB,
                 Smithsonian Institute, Series A
                 Pre-refunded 11/01/10
                 5.375%, 11/01/15                                     685,363
                                                                -------------
               FLORIDA - 1.20%
   750,000     Palm Beach County
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11 (a)                                 750,660
                                                                -------------
               GEORGIA - 1.75%
   500,000     Cartersville Development Authority
                 Water &  Wastewater Facilities RB,
                 Anheuser-Busch Cos., Series A, AMT
                 7.375%, 05/01/09                                     539,355
   300,000     Fulton County School District, GO
                 6.375%, 05/01/11                                     333,090
   200,000     State of Georgia, GO,
                 Series D
                 6.700%, 08/01/09                                     217,036
                                                                -------------
                                                                    1,089,481
                                                                -------------

               IDAHO - 1.96%
 1,000,000     Idaho Health Facilities Authority
                 RB, IHC Hospitals, ETM
                 6.650%, 02/15/21 (a)                               1,225,470
                                                                -------------
               ILLINOIS - 6.88%
   250,000     Chicago Public Building Commission
                 RB, School Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC                                        274,285
   375,000     DuPage County, Jail Project, GO
                 5.600%, 01/01/21                                     416,167
 1,000,000     Illinois Development Finance
                 Authority RB,
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC                                      1,131,930
   405,000     Illinois State Sales Tax RB, First
                 Series
                 5.250%, 06/15/19                                     443,119


                                                                    MARKET
  PAR VALUE                                                         VALUE
  ---------                                                        --------

               ILLINOIS (CONTINUED)
$1,000,000     Lake County Township High School
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09                                  $1,152,460
   785,000     University of Illinois RB,
                 Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC                                        873,360
                                                                -------------
                                                                    4,291,321
                                                                -------------
               INDIANA - 3.03%
   700,000     Indianapolis Public Improvement RB,
                 Series B
                 6.000%, 01/10/20                                     797,748
 1,000,000     Purdue University Revenues RB,
                 Student Fee, Series U
                 5.250%, 07/01/19                                   1,089,190
                                                                -------------
                                                                    1,886,938
                                                                -------------
               IOWA - 2.90%
 1,700,000     Johnston Community School
                 District, GO
                 5.000%, 06/01/14
                 Insured: FGIC                                      1,812,013
                                                                -------------
               KANSAS - 8.46%
 2,500,000     Burlington Environmental
                 Improvement RB,
                 Kansas City Power & Light
                 Project,
                 Series B,  Mandatory Put 10/01/07
                 4.750%, 09/01/15 (b)                               2,515,000
 1,020,000     Butler & Sedgwick Counties
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA                                       1,158,843
 1,480,000     Butler County Unified School
                 District No. 394, GO
                 5.250%, 09/01/16
                 Insured: FSA                                       1,601,271
                                                                -------------
                                                                    5,275,114
                                                                -------------
               MASSACHUSETTS - 2.37%
 1,370,000     Massachusetts State Consolidated
                 Loan,
                 Series A, GO
                 Pre-refunded 02/01/10
                 6.000%, 02/01/13                                   1,476,504
                                                                -------------
               MICHIGAN - 5.69%
 1,500,000     Birmingham City School District, GO
                 5.000%, 11/01/14                                   1,603,290
 1,450,000     Grand Blanc Community Schools,
                 School Building & Site, GO
                 5.000%, 05/01/09
                 Insured: FSA                                       1,496,385
   400,000     Michigan Municipal Bond Authority
                 RB, Drinking Water Revolving Fund
                 5.500%, 10/01/16                                     446,836
                                                                -------------
                                                                    3,546,511
                                                                -------------
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   34

ABN AMRO Funds
---------------
MUNICIPAL BOND FUND                                               JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                                    MARKET
  PAR VALUE                                                         VALUE
  ---------                                                        --------
               MISSOURI - 2.57%
$ 1,525,000    Kirkwood School District
                 Educational Facilities Authority
                 Leasehold RB,
                 Kirkwood School District R-7 PJ,
                 Series B
                 5.000%, 02/15/19
                 Insured: MBIA                                  $   1,601,662
                                                                -------------
               NEVADA - 4.96%
  1,000,000    Clark County PCR,
                 Southern California Edison
                 Series C, Remarketed, AMT
                 3.250%, 06/01/31 (b)                                 969,840
  1,010,000    Nevada State Highway Improvement
                 RB, Motor Vehicle Fuel Tax
                 5.000%, 12/01/11
                 Insured: MBIA                                      1,063,429
  1,000,000    Nevada System Higher Education
                 Universities
                 RB, Series B
                 5.000%, 07/01/13
                 Insured: AMBAC                                     1,062,930
                                                                -------------
                                                                    3,096,199
                                                                -------------
               NEW HAMPSHIRE - 1.76%
  1,000,000    Manchester School Facilities RB,
                 Pre-refunded 06/01/13
                 5.500%, 06/01/23
                 Insured: MBIA                                      1,096,300
                                                                -------------
               NEW JERSEY - 1.71%
  1,000,000    New Jersey State, GO
                 Pre-refunded 05/01/10
                 5.750%, 05/01/20                                   1,068,480
                                                                -------------
               NEW YORK - 2.52%
  1,450,000    New York State Thruway Authority
                 RB, Second General Highway & Bridge
                 Trust Fund, Series A
                 5.250%, 04/01/14
                 Insured: MBIA                                      1,574,483
                                                                -------------
               NORTH CAROLINA - 3.30%
  2,000,000    North Carolina State, Unlimited GO
                 Series A
                 Pre-refunded 03/01/07
                 5.200%, 03/01/14                                   2,056,680
                                                                -------------
               OHIO - 1.70%
  1,000,000    Cincinnati Ohio School District, GO
                 5.000%, 06/01/14
                 Insured: FSA                                       1,057,650
                                                                -------------

               OKLAHOMA - 1.72%
  1,000,000    Oklahoma City, GO
                 5.500%, 07/01/11                                   1,073,160
                                                                -------------
               SOUTH CAROLINA - 1.71%
  1,000,000    Beaufort County School District
                 Series A, GO
                 5.000%, 03/01/15
                  Insured: SCSDE                                    1,068,980
                                                                -------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
  ---------                                                        --------

               TENNESSEE - 1.71%
$ 1,000,000    State of Tennessee, Series A, GO
                 5.000%, 05/01/09                               $   1,065,230
                                                                -------------
               TEXAS - 21.34%
  1,090,000    Belton Independent School
                 District, GO
                 5.000%, 02/15/13 (a)
                 Guaranteed: PSF                                    1,155,324
  1,695,000    Dallas Independent School
                 District, GO
                 Pre-refunded 02/15/12 @ 100
                 5.500%, 02/15/16
                 Insured: PSF                                       1,834,922
  1,000,000    Dallas Waterworks & Sewer System
                 RB, Refunding and Improvement,
                 Series A
                 5.000%, 10/01/12                                   1,060,240
    480,000    Frisco Independent School
                 District, GO
                 7.000%, 08/15/10
                 Guaranteed: PSF                                      535,032
    200,000    Humble Independent School District
                 Series II, GO
                 5.500%, 02/15/10
                 Insured: PSF                                         211,140
  1,065,000    Killeen Independent School
                 District, GO
                 5.000%, 02/15/16
                 Guaranteed: PSF                                    1,128,697
  1,000,000    Leander Independent School
                 District, School Building, GO
                 5.000%, 08/15/12 (a)
                 Guaranteed: PSF                                    1,056,960
  1,000,000    Lower Colorado River Authority RB,
                 LCRA Transmission Services
                 5.000%, 05/15/15
                 Insured: FGIC                                      1,040,430
    550,000    Plano Independent School District,
                 GO 5.000%, 02/15/09
                 Guaranteed: PSF                                      566,192
  1,250,000    Port of Houston Authority, Harris
                 County Airport Improvement,
                 Series B, GO, AMT
                 5.250%, 10/01/11
                 Insured: FGIC                                      1,317,375
  1,000,000    San Marcos Consolidated
                 Independent School District, GO
                 5.250%, 08/01/19
                 Guaranteed: PSF                                    1,068,580
    500,000    Texas Municipal Power Agency RB,
                 Series E
                 5.500%, 09/01/10
                 Insured: MBIA                                        531,035
    715,000    Texas State Turnpike Authority
                 Central Texas Turnpike System RB,
                 BAN, Second Tier
                 5.000%, 06/01/08                                     730,866
  1,000,000    University of Texas RB,
                 Financing System, Series B
                 5.250%, 08/15/12                                   1,072,500
                                                                -------------
                                                                   13,309,293
                                                                -------------
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   35

ABN AMRO Funds
---------------
MUNICIPAL BOND FUND                                               JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                                    MARKET
  PAR VALUE                                                         VALUE
  ---------                                                        --------
               UTAH - 0.49%
$   300,000    Intermountain Power Agency
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA                                   $     306,618
                                                                -------------
               VIRGINIA - 3.34%
  1,000,000    Roanoke Public Improvement, Series
                 B, GO
                 5.000%, 02/01/19
                 Insured: State Aid Withholding                     1,059,700
  1,000,000    Virginia Commonwealth
                 Transportation Board
                 RB, Federal Highway Reimbursement
                 5.000%, 10/01/08                                   1,025,670
                                                                -------------
                                                                    2,085,370
                                                                -------------
               WASHINGTON - 1.52%
    500,000    Port of Seattle Special Facilities
                 RB, Seattle-Tacoma Fuel Facilities,
                 AMT 5.000%, 06/01/11
                 Insured: MBIA                                        521,060
    400,000    Thurston County, GO
                 Tumwater School District  No. 033
                 5.000%, 12/01/13
                 Insured: FSA                                         425,692
                                                                -------------
                                                                      946,752
                                                                -------------
               WISCONSIN - 2.32%
  1,345,000    State of Wisconsin, Series 3, GO
                 5.300%, 11/01/12
                 Insured: MBIA-IBC                                  1,449,937
                                                                -------------
               TOTAL MUNICIPAL SECURITIES
                (Cost $58,783,750)                                 59,145,599
                                                                -------------

     SHARES
    --------

INVESTMENT COMPANY - 4.18%

  2,606,090    Blackrock Provident Institutional
               MuniCash Portfolio                               $   2,606,090
                                                                -------------
               TOTAL INVESTMENT COMPANY
                (Cost $2,606,090)                                   2,606,090
                                                                -------------
TOTAL INVESTMENTS - 99.00%
  (Cost $61,389,840)*                                              61,751,689
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 1.00%                              621,055
                                                                -------------
NET ASSETS - 100.00%                                            $  62,372,744
                                                                =============

 ___________________________________
     * At July 31, 2006, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation                          $   1,041,833
         Gross unrealized depreciation                               (679,984)
                                                                -------------
         Net unrealized appreciation                            $     361,849
                                                                =============

     (a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

     (b) Variable rate bonds. The interest rates shown reflect the rates in effect at July 31, 2006.

  AMBAC American Municipal Board Assurance Corp.
    AMT Alternative Minimum Tax
    BAN Bond Anticipation Note
    ETM Escrowed to Maturity
   FGIC Financial Guaranty Insurance Co.
    FSA Financial Security Assurance, Inc.
     GO General Obligation
    IBC Insured Bond Certificate
   MBIA MBIA Insurance Corp.
    PCR Pollution Control Revenue
    PSF Permanent School Fund
     RB Revenue Bond
  SCSDE South Carolina State Department of Education

          PORTFOLIO COMPOSITION
          Investment Company....................................            4%
          Municipal Securities (Moody's Ratings)
          Aaa...................................................           62%
          Aa....................................................           26%
          A.....................................................            5%
          Baa...................................................            2%
          Bbb...................................................            1%
                                                                 ------------
                                                                          100%
                                                                 ============

          INDUSTRY CONCENTRATION TABLE: (% OF TOTAL NET ASSETS)
          Education.............................................           44%
          General Obligation....................................           18%
          Utilities.............................................           11%
          Transportation........................................            9%
          Other Municipal Securities............................            6%
          Cash and Other Net Assets.............................            5%
          Medical...............................................            3%
          Pollution.............................................            2%
          Water.................................................            2%
                                                                 ------------
                                                                          100%
                                                                 ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   36

ABN AMRO Funds
------------------
INVESTOR MONEY MARKET FUND                                         JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
  PAR VALUE                                           VALUE
 ----------                                          --------

COMMERCIAL PAPER (A) (B) - 16.53%
               ASSET-BACKED - 15.49%
$ 3,000,000    Bryant Park Funding
                 5.370%, 09/25/06                 $   2,975,387
  3,000,000    CRC Funding
                 5.360%, 09/19/06                     2,978,113
  3,000,000    Eureka Securization
                 5.360%, 09/14/06                     2,980,347
  3,000,000    Fountain Square Commercial Funding
                 5.370%, 09/25/06                     2,975,388
  3,000,000    Old Line Funding
                 5.370%, 09/14/06                     2,980,310
                                                  -------------
                                                     14,889,545
                                                  -------------
               INSURANCE - 1.04%
  1,000,000    New York Life Capital
                 5.320%, 08/01/06                     1,000,000
                                                  -------------

               TOTAL COMMERCIAL PAPER
                (Cost $15,889,545)                   15,889,545
                                                  -------------

REPURCHASE AGREEMENTS - 83.21%
 35,000,000    Barclays Capital, 5.27%, dated
                 7/31/06, matures 08/01/06,
                 repurchase price $35,005,124,
                 (collateralized by U.S. Government
                 Agency Instruments, with interest
                 rate of 4.444%, maturing 2034,
                 total market value $35,700,000)     35,000,000
 25,000,000    Deutsche Bank, 5.28%, dated
                 07/31/06, matures 08/01/06,
                 repurchase price $25,003,667,
                 (collateralized by U.S.
                 Government Agency Instruments,
                 with interest rates of 6.000% to
                 7.000% and maturities of 2033 to
                 2034, total market value
                 $25,500,000)                        25,000,000
 20,000,000      Merrill Lynch, 5.25%, dated
                 7/31/06, matures 08/01/06,
                 repurchase price $20,002,917,
                 (collateralized by U.S. Government
                 Agency Instruments, with interest
                 rate of 0.000%, maturing 2006,
                 total market value $20,004,207)     20,000,000
                                                  -------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $80,000,000)                   80,000,000
                                                  -------------

                                                      MARKET
    SHARES                                            VALUE
 ----------                                          --------

INVESTMENT COMPANY - 0.43%
    414,726    BlackRock Liquidity Funds TempFund
                 Portfolio                        $     414,726
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $414,726)                         414,726
                                                  -------------

TOTAL INVESTMENTS - 100.17%
  (Cost $96,304,271)*                                96,304,271
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.17)%             (159,830)
                                                  -------------
NET ASSETS - 100.00%                              $  96,144,441
                                                  =============
 -----------------------------------
* At July 31, 2006, cost is identical for book and Federal income tax purposes.
(a) Annualized yield at the time of purchase. Securities exempt from registration under section 4(2)
(b) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2006, these securities amounted to $15,889,545 or 16.53% of net assets. These securities have been determined by the Adviser to be liquid securities.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 37

ABN AMRO FUNDS
-----------------
TREASURY MONEY MARKET FUND                                         JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------

U.S. TREASURY OBLIGATION - 0.94%

               U.S. TREASURY NOTE - 0.94%
$  1,500,000   2.375%, 08/15/06                   $   1,498,823
                                                  -------------

               TOTAL U.S. TREASURY OBLIGATION
                (Cost $1,498,823)                     1,498,823
                                                  -------------

REPURCHASE AGREEMENTS - 93.94%
  55,000,000   Barclays Bank, 5.220%, dated
                 07/31/06, matures 08/01/06,
                 repurchase price $55,007,975,
                 (collateralized by U.S.
                 Government Agency and U.S.
                 Treasury istruments, with
                 interest rates of 0.000% to
                 3.875% and maturities of 2006
                 to 2029, total market value
                 $56,101,246)                        55,000,000
  60,000,000   Deutsche Bank, 5.230%, dated
                 07/31/06, matures 08/01/06,
                 repurchase price $60,008,717,
                 (collateralized by U.S.
                 Treasury instruments, with
                 interest rates of 3.000% to
                 12.500% and maturities of 2009
                 to 2014, total market value
                 $61,200,177)                        60,000,000
  35,000,000   Merrill Lynch, 5.230% dated
                 07/31/06, matures 08/01/06,
                 repurchase price $35,005,085,
                 (collateralized by U.S.
                 Treasury instruments, with
                 interest rates of 4.125% to
                 4.500% and maturities of 2008
                 to 2016, total market value
                 $35,703,653)                        35,000,000
                                                  -------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $150,000,000)                 150,000,000
                                                  -------------

    SHARES
 ----------

INVESTMENT COMPANIES - 5.49%
   5,021,334   AIM STIT Treasury Portfolio            5,021,334
   3,745,131   BlackRock Liquitity Funds
                 TempCash Portfolio                   3,745,131
                                                  -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $8,766,465)                     8,766,465
                                                  -------------

TOTAL INVESTMENTS - 100.37%
  (Cost $160,265,288)*                              160,265,288
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.37)%             (593,735)
                                                  -------------
NET ASSETS - 100.00%                              $ 159,671,553
                                                  =============
-----------------------------------
* At July 31, 2006, cost is identical for book and Federal income tax purposes.

STIT      Short-Term Investments Trust PLC


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 38

ABN AMRO FUNDS
-------------------
MONEY MARKET FUND                                                  JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------

CERTIFICATES OF DEPOSIT - 18.88%
$ 3,000,000    Abbey National Treasury Services
                 5.285%, 08/08/06                 $   2,999,988
  2,000,000    Calyon (NY)
                 4.750%, 10/24/06                     1,999,997
  6,000,000    Citibank AG
                 5.450%, 10/30/06                     6,000,000
  5,000,000    Natexis Banques Populaires US
                 Finance (NY)
                 4.750%, 10/26/06                     4,989,763
  4,250,000    Rabobank Nederland (NY)
                 4.110%, 09/25/06                     4,240,369
  2,350,000    Royal Bank of Scotland (NY)
                 4.450%, 10/05/06                     2,348,615
  5,000,000    Svenska Handlesbanken
                 4.645%, 11/01/06                     4,987,111
  7,000,000    Wells Fargo
                 5.270%, 08/01/06                     7,000,000
                                                  -------------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $34,565,843)                   34,565,843
                                                  -------------

COMMERCIAL PAPER (A) - 25.93%
               ASSET-BACKED - 3.27%
  6,000,000    FCAR Owner Trust
                 5.290%, 08/08/06                     5,993,828
                                                  -------------
               BANKS - 19.65%
  6,000,000    Danske
                 5.250%, 08/01/06 (b)                 6,000,000
  3,000,000    Dexia Credit Local (DE)
                 5.260%, 08/07/06                     2,997,370
  2,000,000    Fortis Bank (NY)
                 5.250%, 08/07/06 (b)                 1,998,250
  7,000,000    KfW International Finance
                 5.250%, 08/03/06 (b)                 6,997,958
  7,000,000    Lloyds TSB Bank
                 5.250%, 08/02/06                     6,998,979
  5,000,000    Societe Generale North America
                 5.270%, 08/08/06                     4,994,877
  6,000,000    UBS Finance (DE)
                 5.250%, 08/08/06                     5,993,875
                                                  -------------
                                                     35,981,309
                                                  -------------
               INSURANCE - 3.01%
  5,500,000    New York Life Capital
                 5.321%, 08/01/06 (b)                 5,500,000
                                                  -------------

               TOTAL COMMERCIAL PAPER
                (Cost $47,475,137)                   47,475,137
                                                  -------------

REPURCHASE AGREEMENTS - 54.62%
 50,000,000    Barclays Bank, 5.270%, dated
                07/31/06, matures 08/01/06,
                repurchase price $50,007,319
                (collateralized by U.S.
                Government Agency instrument,
                with interest rate of 5.000%
                and maturity of 2025, total
                market value $51,000,001)            50,000,000

                                                     AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------

REPURCHASE AGREEMENTS (CONTINUED)
$50,000,000    Merrill Lynch, 5.250%, dated
                07/31/06, matures 08/01/06,
                repurchase price $50,007,292
                (collateralized by U.S.
                Treasury instrument, with
                interest rate of 0.000% and
                maturity of 2006, total market
                value $51,000,760)                $  50,000,000
                                                  -------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $100,000,000)                 100,000,000
                                                  -------------

    SHARES
 ----------

INVESTMENT COMPANY - 0.26%
    479,055    BlackRock Liquidity Funds TempFund
                 Portfolio                              479,055
                                                  -------------

               TOTAL INVESTMENT COMPANY
                (Cost $479,055)                         479,055
                                                  -------------

TOTAL INVESTMENTS - 99.69%
  (Cost $182,520,035)*                              182,520,035
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - 0.31%                571,475
                                                  -------------
NET ASSETS - 100.00%                              $ 183,091,510
                                                  =============
 -----------------------------------
* At July 31, 2006, cost is identical for book and Federal income tax purposes.
(a) Annualized yield at the time of purchase. Securities exempt from registration under Rule 4(2)
(b) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2006, these securities amounted to $20,496,208 or 11.19% of net assets. These securites have been determined by the Adviser to be liquid securities.


(DE)      Delaware
(NY)      New York


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
-------------------
GOVERNMENT MONEY MARKET FUND                                       JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    AMORTIZED
  PAR VALUE                                           COST
 ----------                                          --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.78%

               FEDERAL HOME LOAN MORTGAGE (A) - 1.78%
$ 3,000,000    4.647%, 10/17/06                   $   2,970,182
  5,000,000    4.540%, 10/23/06                       4,947,664
                                                  -------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost $7,917,846)                     7,917,846
                                                  -------------

REPURCHASE AGREEMENTS - 98.24%
150,000,000    Barclays Bank, 5.270%, dated
                 07/31/2006, matures 08/01/06,
                 repurchase price $150,021,958,
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rates from 5.000%
                 to 5.162%, and maturities from
                 2020 to 2035, total
                 market value $153,000,001)         150,000,000
136,000,000    Deutsche Bank, 5.280%, dated
                 07/31/2006, matures 08/01/06,
                 repurchase price $136,019,947,
                 (collateralized by U.S. Government
                 Agency instruments, with interest
                 rates from 3.579% to 6.228%, and
                 maturities from 2009 to 2036, total
                 market value $138,720,000)         136,000,000
150,000,000    Merrill Lynch, 5.250%, dated
                 07/31/2006, matures 08/01/06,
                 repurchase price $150,021,875,
                 (collateralized by U.S.
                 Treasury instrument, with
                 interest rate of 0.000%,
                 maturiting 2006, total market
                 value $153,002,280)                150,000,000
                                                  -------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $436,000,000)                 436,000,000
                                                  -------------

    SHARES
 ----------

INVESTMENT COMPANIES - 0.33%
     72,929    AIM STIT Government & Agency
                 Portfolio                               72,929
  1,384,411    BlackRock Liquidity Funds FedFund
                 Portfolio                            1,384,411
                                                  -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $1,457,340)                     1,457,340
                                                  -------------

TOTAL INVESTMENTS - 100.35%
  (Cost $445,375,186)*                              445,375,186
                                                  -------------
NET OTHER ASSETS AND LIABILITIES - (0.35)%           (1,570,039)
                                                  -------------
NET ASSETS - 100.00%                              $ 443,805,147
                                                  =============
 -----------------------------------

 * At July 31, 2006, cost is identical for book and Federal income tax purposes.

(a)        Annualized yield at the time of purchase.
(b) Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2006.

STIT       Short-Term Investments Trust PLC


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 40

ABN AMRO Funds
---------------
TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                       -----------

MUNICIPAL OBLIGATIONS - 99.03%

               ALASKA - 3.30%
$ 1,225,000    Valdez Marine Terminal RB,
                 BP Pipelines, Inc. Project,
                 Series A
                 3.660%, 08/01/06 (a)                            $  1,225,000
    200,000      3.660%, 08/01/06 (a)                                 200,000
  5,000,000      Series B
                 3.660%, 08/01/06 (a)                               5,000,000
  2,250,000      Exxon Pipeline Co. Project
                 3.600%, 08/01/06 (a)                               2,250,000
                                                                -------------
                                                                    8,675,000
                                                                -------------
               CALIFORNIA - 2.38%
  1,250,000    California State Department of
                 Water Resources RB, Series B-2
                 3.660%, 08/01/06 (a)
                 LOC: BNP Paribas                                   1,250,000
  5,000,000      Power Supply RB, Subseries F-5
                 3.660%, 08/01/06 (a)
                 LOC: Citibank                                      5,000,000
                                                                -------------
                                                                    6,250,000
                                                                -------------
               COLORADO - 3.00%
  2,855,000    Colorado Educational & Cultural
                 Facilities RB,
                 Naropa University Project
                 3.650%, 08/03/06 (a)
                 LOC: Wells Fargo Bank                              2,855,000
  5,000,000    Colorado State, RAN
                 4.500%, 06/27/07                                   5,033,556
                                                                -------------
                                                                    7,888,556
                                                                -------------
               CONNECTICUT - 1.41%
  1,600,000    Connecticut State Health, GO,
                 Series B
                 3.600%, 08/03/06 (a)
                 SPA: Bayerische Landesbank                         1,600,000
                 onnecticut State HEFA RB, Yale
               C University
  2,000,000      Series T-1
                 3.600%, 08/01/06 (a)                               2,000,000
    100,000      Series T-2
                 3.500%, 08/03/06 (a)                                 100,000
                                                                -------------
                                                                    3,700,000
                                                                -------------
               FLORIDA - 7.89%
  4,900,000    Collier County Educational Facilities
                 Authority RB,
                 International College Project
                 3.640%, 08/04/06 (a)
                 LOC: Fifth Third Bank                              4,900,000
  5,268,000    Jacksonville Electric Authority
                 System TECP
                 3.550%, 09/07/06 (b)                               5,268,000
 10,600,000    Sarasota Mermorial Hospital TECP
                 3.600%, 08/02/06 (b)                              10,600,000
                                                                -------------
                                                                   20,768,000
                                                                -------------

                                                                   AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                       -----------
               GEORGIA - 7.52%
$ 9,790,000    Burke County Development Authority PCR
                 Oglethorpe Power Corp, Series A
                 3.670%, 08/02/06 (a)
                 Insured: FGIC                                  $   9,790,000
  5,000,000    Metropolitan Atlanta Rapid Transit
                 Authority RB, Series A
                 3.670%, 08/02/06 (a)
                 LOC: Bayerische Landesbank,
                   Westdeutsche Landesbank                          5,000,000
  5,000,000    Municipal Electric Authority of  Georgia
                 RB, Project One, Subordinated
                 Bonds, Remarketed
                 3.550%, 08/02/06 (a)
                 Insured: FSA
                 SPA: Dexia Credit Local                            5,000,000
                                                                -------------
                                                                   19,790,000
                                                                -------------
               ILLINOIS - 9.29%
  4,350,000    Chicago Board of Education, GO,
                 Series C-1
                 3.670%, 08/01/06 (a)
                 Insured: FSA
                 SPA: Depfa Bank                                    4,350,000
                 Illinois Health Facilities
                 Authority RB,
                 Gottlieb Health Resource, Inc.
  9,600,000      3.650%, 08/02/06 (a)
                 LOC: Harris Trust & Savings Bank                   9,600,000
    500,000      Rush Presbyterian - St.
                 Luke's Medical Center Obligated
                 Group, Series B
                 3.680%, 08/02/06 (a)
                 Insured: MBIA
                 SPA: JPMorgan Chase                                  500,000
 10,000,000    Illinois State, GO, Series B
                 3.700%, 08/02/06 (a)
                 SPA: Depfa Bank                                   10,000,000
                                                                -------------
                                                                   24,450,000
                                                                -------------
               INDIANA - 0.15%
    400,000      Hammond PCR,
                 Amoco Oil Project
                 3.660%, 08/01/06 (a)                                 400,000
                                                                -------------
               KENTUCKY - 1.14%
  2,990,000    Kentucky Economic Development
                 Finance Authority Hospital
                 Facilities RB, Baptist
                 Healthcare
                 System, Series C
                 3.660%, 08/01/06 (a)
                 Insured: MBIA
                 SPA: National City Bank                            2,990,000
                                                                -------------
               LOUISIANA - 0.80%
  2,100,000    Saint Charles Parish PCR,
                 Shell Oil Co. Project, Series B
                 3.650%, 08/01/06 (a)                               2,100,000
                                                                -------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   41

ABN AMRO Funds
---------------
TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                       -----------
               MARYLAND - 1.80%
               Maryland State Health & Higher
                 Education Facilities Authority
                 RB, Pooled Loan Program,
$    650,000     Series A
                 3.620%, 08/02/06 (a)
                 LOC: Bank One Trust                            $     650,000
   4,100,000     Series B
                 3.640%, 08/02/06 (a)
                 LOC: First National Bank                           4,100,000
                                                                -------------
                                                                    4,750,000
                                                                -------------
               MASSACHUSETTS - 7.91%
               Massachusetts State Central
                 Artery, GO,
  10,100,000     Series A
                 3.650%, 08/01/06 (a)
                 SPA: Landesbank Baden-Wurttemberg                 10,100,000
   1,300,000     Series B
                 3.650%, 08/01/06 (a)
                 SPA: State Street Bank & Trust                     1,300,000
     640,000   Massachusetts State HEFA RB
                 Harvard University, Series L
                 3.550%, 08/02/06 (a)                                 640,000
   8,770,000   Massachusetts Water Resources
                 Authority
                 Multi-Modal Subordinated
                 General RB,
                 Series A
                 3.620%, 08/02/06 (a)
                 Insured: AMBAC
                 SPA: Bank of Nova Scotia /
                 Dexia Credit Local                                 8,770,000
                                                                -------------
                                                                   20,810,000
                                                                -------------
               MINNESOTA - 2.32%
     365,000   Minneapolis Convention Center,GO
                             Convention Center Bonds
                 3.500%, 08/03/06 (a)
                 SPA: Dexia Credit Local                              365,000
      30,000   Minneapolis, Library, GO
                 3.500%, 08/03/06 (a)
                 SPA: Dexia Credit Local                               30,000
   5,700,000   Owatonna Hospital RB
                 Health Central System
                 3.600%, 08/02/06 (a)
                 LOC: Wells Fargo Bank                              5,700,000
                                                                -------------
                                                                    6,095,000
                                                                -------------
               MISSOURI - 2.10%
               Missouri State HEFA RB
   1,600,000     The Saint Louis
                 University Project
                 Series A
                 3.670%, 08/01/06 (a)
                 LOC: MBIA
                 SPA: Bank of New York                              1,600,000
                 The Washington University
                 Project,
   2,685,000     Series A
                 3.680%, 08/01/06 (a)
                 SPA: Morgan Guaranty Trust                         2,685,000
   1,250,000     Series B
                 3.680%, 08/01/06 (a)
                 SPA: Morgan Guaranty Trust                         1,250,000
                                                                -------------
                                                                    5,535,000
                                                                -------------

                                                                   AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                       -----------
               NEBRASKA - 2.28%
$  6,000,000   Lincoln Electric TECP
                 3.600%, 08/07/06 (b)                           $   6,000,000
                                                                -------------
               NEVADA - 0.61%
   1,615,000   Clark County School District, GO
                 Series A
                 3.600%, 08/01/06 (a)
                 Insured: FSA
                 SPA: State Street Bank & Trust                     1,615,000
                                                                -------------
               NEW JERSEY - 1.31%
   3,445,000   New Jersey Economic Development
                 Authority Water Facilities RB,
                 United Water
                 New Jersey, Inc. Project,
                 Series A
                 3.600%, 08/01/06 (a)
                 Insured: AMBAC
                 SPA: Bank of New York                              3,445,000
                                                                -------------
               NEW MEXICO - 3.50%
   3,925,000   Hurley PCR,
                 Kennecott Santa Fe Project
                 3.660%, 08/01/06 (a)                               3,925,000
   5,000,000   New Mexico State, TRAN
                 4.500%, 06/29/07                                   5,032,876
     260,000   New Mexico State Hospital Equipment
                 Loan Council, Hospital RB,
                 Presbyterian Healthcare, Series B,
                 3.670%, 08/02/06 (a)
                 Insured: FSA
                 SPA: Citibank                                        260,000
                                                                -------------
                                                                    9,217,876
                                                                -------------
               NEW YORK - 14.80%
     655,000   New York City Housing Development
                 Corp, Multifamily Rent Housing RB,
                 James Tower Development, Series A
                 3.560%, 08/02/06 (a)                                 655,000
   5,700,000   New York City Transitional Finance
                 Authority RB,
                 Series 3, Sub Series 3B
                 3.660%, 08/01/06 (a)
                 SPA: Bank of New York                              5,700,000
               New York City, GO
   5,200,000     Sub Series E4
                 3.630%, 08/01/06 (a)
                 LOC: State Street Bank & Trust                     5,200,000
   1,300,000     Sub Series E5
                 3.700%, 08/01/06 (a)
                 LOC: JPMorgan Chase                                1,300,000
   5,380,000   New York Metropolitan Transportation Authority
                 Dedicated Tax Fund RB, Series D-1
                 3.620%, 08/03/06 (a)
                 Insured: AMBAC
                 SPA: Wachovia Bank                                 5,380,000
               New York State Housing Finance Agency RB,
   8,790,000     10 Barclay Street, Series A
                 3.620%, 08/02/06 (a)                               8,790,000
     200,000     Normandie Court I Project
                 3.570%, 08/02/06 (a)
                 LOC: Landesbank Hessen Thurigen
                 Girozentrale                                         200,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   42

ABN AMRO Funds
---------------
TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                       -----------
               NEW YORK (CONTINUED)
$11,700,000    New York State Local Government
                 Assistance RB, Series D
                 3.580%, 08/02/06 (a)
                 LOC: Societe Generale                          $  11,700,000
                                                                -------------
                                                                   38,925,000
                                                                -------------
               NORTH CAROLINA - 1.60%
  4,200,000    North Carolina State, Public
                 Improvement
                 GO, Series F
                 3.620%, 08/02/06 (a)
                 SPA: Landesbank Hessen Thurigen
                 Girozentrale                                       4,200,000
                                                                -------------
               PENNSYLVANIA - 1.40%
  3,680,000    Delaware County Industrial
                 Development
                 Authority, Resource Recovery
                 Facilities, Series G
                 3.620%, 08/02/06 (a)                               3,680,000
                                                                -------------
               TEXAS - 12.58%
  5,200,000    Gulf Coast Waste Disposal
                 Authority PCR, Exxon Project
                 3.600%, 08/01/06 (a)                               5,200,000
  4,935,000    Harris County Health Facilities
                 Development Corp. Hospital RB,
                 Texas Childrens Hospital, Series B-1
                 3.670%, 08/01/06 (a)
                 Insured: MBIA
                  SPA: JP Morgan Chase                              4,935,000
  9,100,000    Houston, TRAN
                 4.500%, 06/29/07                                   9,165,572
  2,785,000    Southwest Higher Education
                 Authority RB, Southern Methodist
                 University
                 3.660%, 08/01/06 (a)
                 LOC: Landesbank Hessen Thurigen
                 Girozentrale                                       2,785,000
 11,000,000    Texas State, TRAN, GO
                 4.500%, 08/31/06                                  11,009,541
                                                                -------------
                                                                   33,095,113
                                                                -------------
               UTAH - 1.14%
  2,000,000    Salt Lake County PCR
                 Service Station Holdings Project
                 3.660%, 08/01/06 (a)                               2,000,000
  1,000,000    State of Utah Building Ownership
                 Authority Lease RB, Facilities
                 Master Lease Program, Series C
                 3.670%, 08/02/06 (a)
                 LOC: Landesbank Hessen Thurigen
                 Girozentrale                                       1,000,000
                                                                -------------
                                                                    3,000,000
                                                                -------------

                                                                   AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                       -----------
               WASHINGTON - 3.99%
$ 9,500,000    Washington State Public Power
                 Supply System RB
                 Nuclear Project No. 1, Series 1A-1
                 3.650%, 08/02/06 (a)
                 LOC: Bank of America                           $   9,500,000
  1,000,000    Washington State, GO, Series VR 96B
                 3.600%, 08/02/06 (a)
                 SPA: Landesbank Hessen Thurigen
                 Girozentrale                                       1,000,000
                                                                -------------
                                                                   10,500,000
                                                                -------------
               WISCONSIN - 4.56%
 12,000,000    Milwaukee Redevelopment Authority Revenue
                 HSG-Yankee Hill Apartments
                 3.600%, 08/03/06 (a)
                 LOC: Wells Fargo Bank                             12,000,000
                                                                -------------
               WYOMING - 0.25%
    650,000    Sublette County PCR,
                 Exxon Project
                 3.600%, 08/01/06 (a)                                 650,000
                                                                -------------
               TOTAL MUNICIPAL OBLIGATIONS
                (Cost $260,529,545)                               260,529,545
                                                                -------------
    SHARES
    ------

INVESTMENT COMPANIES - 0.81%
     13,798    AIM TFIT-Tax-Free Cash Reserve Portfolio                13,798
  2,095,409    Blackrock Provident Institutional
               MuniCash Portfolio                                   2,095,409
      1,248    Dreyfus Tax Exempt Cash Management Fund                  1,248
      1,806    SEI Tax-Exempt Trust Institutional Tax Free Fund         1,806
                                                                -------------
               TOTAL INVESTMENT COMPANIES
                (Cost $2,112,261)                                   2,112,261
                                                                -------------

TOTAL INVESTMENTS - 99.84%
  (Cost $262,641,806)*                                            262,641,806
                                                                -------------
NET OTHER ASSETS AND LIABILITIES - 0.16%                              433,169
                                                                -------------
NET ASSETS - 100.00%                                            $ 263,074,975
                                                                =============
 ___________________________________

* At July 31, 2006, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on July 31, 2006. The maturity date shown is the next scheduled demand date.

(b)  Annualized yield at the time of purchase.

AMBAC Ambac Assurance Corp.
FGIC  Financial Guaranty Insurance Co.
 FSA  Financial Security Assurance, Inc.
  GO  General Obligation
HEFA  Health & Educational Facilities Authority
 LOC  Letter of Credit
MBIA  MBIA Insurance Corp.
 PCR  Pollution Control Revenue
 RAN  Revenue Anticipation Note
  RB  Revenue Bond
 SPA  Standby Purchase Agreement
TECP  Tax-Exempt Commercial Paper
TFIT  Tax-Free Investments Trust
TRAN  Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   43

ABN AMRO Funds
---------------
TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

         INDUSTRY CONCENTRATION TABLE: (% OF TOTAL NET ASSETS)
         General Obligation....................................            31%
         Medical...............................................            15%
         Utilities.............................................            12%
         Development...........................................             9%
         Education.............................................             9%
         Pollution.............................................             9%
         Water.................................................             5%
         Housing...............................................             4%
         Transportation........................................             4%
         Other Municipal Securities and Cash and Other
         Net Assets ...........................................             2%
                                                                   ----------
                                                                          100%
                                                                   ==========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|   44

ABN AMRO FUNDS
---------------
INSTITUTIONAL PRIME MONEY MARKET FUND                              JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                        --------

COMMERCIAL PAPER (A) - 39.57%
               ASSET-BACKED - 29.23%
               Atlantic Asset Securitization, LLC
$ 30,032,000    5.300%, 08/07/06 (b)                            $  30,005,472
  10,000,000    5.350%, 08/25/06 (b)                                9,964,333
  46,290,000   Barton Capital
                 5.280%, 08/04/06 (b)                              46,269,633
  75,000,000   Falcon Asset Securitization
                 5.320%, 08/01/06 (b)                              75,000,000
               FCAR Owner Trust
  15,000,000    5.390%, 10/16/06                                   14,829,317
  20,000,000    5.370%, 11/15/06                                   19,683,767
  20,000,000    5.410%, 01/23/07                                   19,474,028
               FCAR Owner Trust II
  25,000,000    5.280%, 08/08/06                                   24,974,333
  25,000,000    5.430%, 01/16/07                                   24,366,500
               Gemini Securitization
  85,000,000    5.300%, 08/01/06 (b)                               85,000,000
  16,376,000    5.410%, 11/03/06 (b)                               16,144,671
               Giro Balanced Funding
  18,298,000    5.240%, 08/09/06 (b)                               18,276,693
  20,000,000    5.440%, 09/15/06 (b)                               19,864,000
  20,000,000    5.430%, 10/16/06 (b)                               19,770,733
  39,284,000   Old Line Funding
                 5.380%, 08/25/06 (b)                              39,143,101
               Scaldis Capital
  22,309,000    5.400%, 10/19/06 (b)                               22,044,638
  15,000,000    5.380%, 10/25/06 (b)                               14,809,458
  45,133,000   Sheffield Receivables
                 5.290%, 08/09/06 (b)                              45,079,944
  35,000,000   Thames Asset Global Securitization
                 5.380%, 11/27/06 (b)                              34,382,795
  55,000,000   Yorktown Capital
                 5.290%, 08/03/06 (b)                              54,983,836
                                                                -------------
                                                                  634,067,252
                                                                -------------
               BANKS - 10.34%
  20,000,000   Danske
                 5.420%, 10/19/06 (b)                              19,762,122
  40,000,000   Ixis Commercial Paper
                 5.300%, 08/01/06 (b)                              40,000,000
  95,000,000   Societe Generale North America
                 5.290%, 08/01/06                                  95,000,000
               Westpac Banking
  50,000,000    5.270%, 08/01/06 (b)                               50,000,000
  20,000,000    5.360%, 12/14/06 (b)                               19,598,000
                                                                -------------
                                                                  224,360,122
                                                                -------------

               TOTAL COMMERCIAL PAPER
                (Cost $858,427,374)                               858,427,374
                                                                -------------

TIME DEPOSITS - 9.49%
  90,000,000   Branch Banking & Trust
                 5.300%, 08/01/06                                  90,000,000
  90,000,000   Keybank
                 5.290%, 08/01/06                                  90,000,000
  25,900,000   Wells Fargo
                 5.300%, 08/01/06                                  25,900,000
                                                                -------------
               TOTAL TIME DEPOSITS
                (Cost $205,900,000)                               205,900,000
                                                                -------------

                                                                  AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                        --------

CERTIFICATES OF DEPOSIT - 16.00%

               Calyon (NY)
$ 30,000,000    4.160%, 08/08/06                                $  29,992,098
  20,000,000    4.890%, 08/21/06                                   20,000,000
  15,000,000    4.905%, 08/24/06                                   14,999,728
  25,000,000    4.750%, 10/24/06                                   24,999,965
  20,000,000   Credit Agricole
                 5.420%, 06/28/07                                  19,994,461
               Credit Suisse First Boston (NY)
  20,000,000    5.470%, 01/12/07                                   19,998,930
  15,000,000    5.511%, 04/24/07 (c)                               14,999,293
  20,000,000    5.345%, 07/19/07 (c)                               20,000,000
  5,000,000    Depfa Bank (NY)
                 4.220%, 08/11/06                                   4,999,260
               Deutsche Bank (NY)
  10,000,000    4.105%, 08/25/06                                    9,995,309
  20,000,000    5.510%, 10/23/06                                   20,000,000
  10,000,000   Dexia Credit Local (NY)
                 5.340%, 08/30/06 (c)                               9,999,830
  25,000,000   HSBC Bank USA
                 5.140%, 08/03/06 (c)                              25,000,046
               Natexis Banques Populaires US Finance (NY)
  27,000,000    4.750%, 08/23/06                                   27,000,000
  10,000,000    4.750%, 10/26/06                                    9,995,051
  25,000,000    5.365%, 12/11/06                                   24,990,193
  50,000,000   Nordea North Bank Financial
                 4.765%, 08/02/06                                  49,999,123
                                                                -------------
               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $346,963,287)                               346,963,287
                                                                -------------

FLOATING RATE NOTES (C) - 7.11%
  20,000,000   Abbey National Treasury Services
                 5.597%, 01/16/07 (d)                              20,010,787
  25,000,000   American Express Centurion Bank
                 Bank Note
                 5.459%, 12/15/06                                  25,011,207
                American Honda Finance, MTN
  11,000,000     5.647%, 01/16/07 (d)                              11,007,259
  15,000,000     5.390%, 03/08/07 (d)                              15,010,376
  25,000,000   HSBC Bank USA
                 5.339%, 12/14/06                                  24,999,981
  25,000,000   National City Bank of
                 Michigan/Illinois, Bank Note
                 5.286%, 09/01/06                                  24,999,481
  8,250,000    US Bank NA, Bank Note
                 5.470%, 09/29/06                                   8,250,122
  25,000,000   Wells Fargo
                 5.419%, 09/15/06                                  25,004,187
                                                                -------------
               TOTAL FLOATING RATE NOTES
                (Cost $154,293,400)                               154,293,400
                                                                -------------

INSURANCE FUNDING AGREEMENTS - 7.15%
  30,000,000   Hartford Life Insurance Co.
                 5.476%,
                 Reset Date:08/01/06
                 Maturity Date: 10/02/06 (e)                       30,000,000
  40,000,000   ING USA Annuity and Life Insurance
                 Co. 5.291%,
                 Maturity Date:09/01/06 (f)                        40,000,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|    46

ABN AMRO FUNDS
---------------
INSTITUTIONAL PRIME MONEY MARKET FUND                             JULY 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  AMORTIZED
  PAR VALUE                                                          COST
  ---------                                                        --------

INSURANCE FUNDING AGREEMENTS (CONTINUED)
               Metropolitan Life Insurance Co.
$ 50,000,000    5.460%,
                Reset Date: 08/23/06
                Maturity Date: 12/22/06 (e)                     $  50,000,000
  10,000,000    5.618%,
                Reset Date:10/02/06
                Maturity Date: 07/20/07 (e)                        10,000,000
  25,000,000    5.239%,
                Reset Date: 08/01/06
                Maturity Date: 08/20/07(e)                         25,000,000
                                                                -------------
               TOTAL INSURANCE FUNDING AGREEMENTS
                (Cost $155,000,000)                               155,000,000
                                                                -------------
REPURCHASE AGREEMENTS - 20.74%
 100,000,000   Bank of America, 5.412%, dated
                 07/31/06,  maturing 08/01/06,
                 repurchase price $100,015,033
                 (collateralized by corporate
                 bonds with interest rates of
                 0.000% to 9.750% and maturities
                 of 2006 to 2028, total market
                 value $102,000,001)                              100,000,000
  45,000,000   Citigroup, 5.393%, dated
                 07/31/06, maturing 08/01/06,
                 repurchase price $45,006,741
                 (collateralized by corporate bonds with
                 interest rates of 0.000% to 11.000% and
                 maturities of 2009 to 2096,
                 total market value $47,250,000)                   45,000,000
 115,000,000   Deutsche Bank, 5.280%, dated
                 07/31/06, maturing 08/01/06,
                 repurchase price $115,016,867
                 (collateralized by mortgage-backed securities
                 with interest rates of 4.299% to 6.000% and
                 maturities of 2033 to 2035, total market value
                 $117,300,000)                                    115,000,000
  90,000,000   Goldman Sachs, 5.383%, dated
                 07/31/06, maturing 08/01/06,
                 repurchase price $90,013,456
                 (collateralized by mortgage-backed securities
                 with interest rates of 5.445% to
                 6.500% and maturities of 2036
                 to 2043, total market value
                 $91,800,001)                                      90,000,000
 100,000,000   Lehman Brothers, 5.412%, dated 07/31/06,
                 maturing 08/01/06, repurchase
                 price $100,015,033
                 (collateralized by equity
                 securities, total market value
                 $105,190,163)                                    100,000,000
                                                                -------------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $450,000,000)                               450,000,000
                                                                -------------


                                                                  AMORTIZED
    SHARES                                                          COST
  ---------                                                       --------

INVESTMENT COMPANIES - 0.01%

     147,429   AIM STIT Liquid Assets Portfolio                $      147,429
      76,249   BlackRock Liquidity Funds TempFund Portfolio            76,249
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                (Cost $223,678)                                       223,678
                                                               --------------
TOTAL INVESTMENTS - 100.07%
  (Cost $2,170,807,739)*                                        2,170,807,739
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.07)%                         (1,539,883)
                                                               --------------
NET ASSETS - 100.00%                                           $2,169,267,856
                                                               ==============
 ___________________________________

 * At July 31, 2006, cost is identical for book and Federal income tax purposes.
(a)       Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2006, these securities amounted to $660,099,429 or 30.43% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Variable rate bonds. The interest rates shown reflect the rates in effect at July 31, 2006.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2006, these securities amounted to $46,028,422 or 2.12% of net assets. These securities have been determined by the Adviser to be liquid securities.
(e) Variable rate instruments. The rates shown reflects the rates in effect on July 31, 2006. These securities have been deemed by the Adviser to be illiquid because they are subject to settlement restrictions if redeemed prior to maturity. At July 31, 2006, these securities amounted to $115,000,000 or 5.30% of net assets.
(f) Fixed rate instrument. The rate shown reflects the (f) rate at July 31, 2006. This security has been deemed by the Adviser to be illiquid because it is subject to settlement restrictions if redeemed prior to maturity. At July 31, 2006, This security amounted to $40,000,000 or 1.85% of net assets.

MTN       Medium Term Note
(NY)      New York
STIT      Short-Term Investments Trust PLC

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

|    47

ABN AMRO FUNDS
--------------
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                     JULY 31, 2006


NOTE (1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements and insurance funding agreements are valued at cost. Income accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM. US ET (Eastern Time) rate. For money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABN AMRO FUNDS
            ----------------------------------------------------------------
By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         ---------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date SEPTEMBER 25, 2006
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         --------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date     SEPTEMBER 25, 2006
     ----------------------------------------------------------------------

By (Signature and Title)*  /S/ GERALD F. DILLENBURG
                         --------------------------------------------------
                           Gerald F. Dillenburg, Senior Vice President,
                           Secretary & Treasurer
                           (principal financial officer)

Date     SEPTEMBER 25, 2006
    -----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.